Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.87%
AT&T, Inc.	156,797	$2,276,692
EchoStar Corp., Class A(b)(c)	43,980	854,531
Iridium Communications, Inc.	12,056	633,543
Netflix, Inc.(b)	7,090	3,112,297
Sinclair, Inc.(c)	43,660	607,311
		7,484,374
Consumer Discretionary-11.93%
Booking Holdings, Inc.(b)	635	1,886,458
Boyd Gaming Corp.	4,411	301,360
Goodyear Tire & Rubber Co. (The)(b)	20,707	332,969
Green Brick Partners, Inc.(b)	5,883	332,507
KB Home	6,669	359,926
Las Vegas Sands Corp.(b)	30,120	1,801,477
M.D.C. Holdings, Inc.	7,069	362,498
M/I Homes, Inc.(b)	4,160	416,000
Marriott International, Inc., Class A	9,898	1,997,515
Meritage Homes Corp.	2,481	369,545
PulteGroup, Inc.	25,546	2,155,827
Taylor Morrison Home Corp., Class A(b)	6,793	328,917
TopBuild Corp.(b)	1,399	383,228
Tri Pointe Homes, Inc.(b)	9,883	315,070
		11,343,297
Consumer Staples-6.82%
Andersons, Inc. (The)	7,669	374,401
Cal-Maine Foods, Inc.	6,544	302,267
elf Beauty, Inc.(b)	3,728	435,132
General Mills, Inc.	26,148	1,954,302
Inter Parfums, Inc.	2,427	362,982
John B. Sanfilippo & Son, Inc.	2,825	307,671
Vita Coco Co., Inc. (The)(b)	13,002	343,513
Walmart, Inc.	15,069	2,408,930
		6,489,198
Energy-5.44%
Hess Midstream L.P., Class A	11,739	366,139
Marathon Petroleum Corp.	13,809	1,836,873
Par Pacific Holdings, Inc.(b)	15,095	475,191
PBF Energy, Inc., Class A(c)	8,487	402,623
Peabody Energy Corp.	15,877	356,280
Valero Energy Corp.	13,495	1,739,641
		5,176,747
Financials-14.01%
Aflac, Inc.(c)	21,387	1,547,135
American Equity Investment Life Holding Co.(b)	7,461	400,432
Arch Capital Group Ltd.(b)	19,304	1,499,728
Axos Financial, Inc.(b)(c)	7,293	342,771
Enstar Group Ltd.(b)	1,183	302,706
Everest Group Ltd.	3,870	1,395,174
First Citizens BancShares, Inc., Class A(c)	234	334,924
Genworth Financial, Inc., Class A(b)	54,486	319,288
Hilltop Holdings, Inc.	9,618	297,485
Jackson Financial, Inc., Class A	10,151	335,186
JPMorgan Chase & Co.	10,341	1,633,464
MetLife, Inc.	27,243	1,715,492
Paysafe Ltd.(b)(c)	27,139	326,482
Prudential Financial, Inc.	17,268	1,666,189
Reinsurance Group of America, Inc.	2,046	287,156
RenaissanceRe Holdings Ltd. (Bermuda)	1,528	285,369
	Shares	Value
Financials-(continued)
SiriusPoint Ltd. (Bermuda)(b)(c)	31,711	$296,181
Synchrony Financial	9,785	337,974
		13,323,136
Health Care-13.00%
AdaptHealth Corp.(b)	29,303	402,623
AmerisourceBergen Corp.	12,387	2,315,130
Bausch + Lomb Corp.(b)	17,147	340,711
Bausch Health Cos., Inc.(b)	38,934	378,049
Cardinal Health, Inc.(c)	25,023	2,288,854
CorVel Corp.(b)	1,622	331,796
GE HealthCare Technologies, Inc.	27,484	2,143,752
Maravai LifeSciences Holdings, Inc., Class A(b)	24,040	271,893
Medpace Holdings, Inc.(b)	1,594	403,553
Mettler-Toledo International, Inc.(b)	1,563	1,965,426
National Research Corp.(c)	7,378	316,590
Owens & Minor, Inc.(b)	16,146	310,649
Supernus Pharmaceuticals, Inc.(b)	9,709	297,969
UFP Technologies, Inc.(b)	2,150	418,530
Vir Biotechnology, Inc.(b)(c)	12,262	172,649
		12,358,174
Industrials-10.35%
Boise Cascade Co.	4,431	458,564
Builders FirstSource, Inc.(b)	2,823	407,726
Copa Holdings S.A., Class A (Panama)	3,101	365,980
Encore Wire Corp.(c)	2,011	343,258
Griffon Corp.	9,916	413,695
Mueller Industries, Inc.(c)	4,078	330,563
PACCAR, Inc.	28,027	2,413,965
United Airlines Holdings, Inc.(b)	41,798	2,270,049
Verisk Analytics, Inc.	9,272	2,122,732
Veritiv Corp.(c)	2,906	407,218
Wabash National Corp.	13,014	308,172
		9,841,922
Information Technology-24.87%
Arista Networks, Inc.(b)(c)	21,218	3,290,700
Axcelis Technologies, Inc.(b)	4,074	816,756
Badger Meter, Inc.	4,149	683,091
Extreme Networks, Inc.(b)	31,329	833,038
First Solar, Inc.(b)	14,835	3,076,779
Flex Ltd.(b)	23,631	646,544
Fortinet, Inc.(b)	43,770	3,401,804
Insight Enterprises, Inc.(b)(c)	4,410	646,903
Intapp, Inc.(b)	14,756	605,881
Jabil, Inc.	6,812	753,884
Kyndryl Holdings, Inc.(b)	45,895	626,926
Motorola Solutions, Inc.	10,440	2,992,417
Rambus, Inc.(b)	10,025	627,665
Squarespace, Inc., Class A(b)(c)	19,482	645,634
Super Micro Computer, Inc.(b)(c)	3,585	1,184,018
VeriSign, Inc.(b)	13,362	2,818,714
		23,650,754
Materials-3.00%
Alpha Metallurgical Resources, Inc.(c)	1,751	303,308
Steel Dynamics, Inc.	18,276	1,947,856
United States Steel Corp.	11,461	292,256
Warrior Met Coal, Inc.	7,080	313,290
		2,856,710
Utilities-2.67%
NRG Energy, Inc.	10,588	402,238
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
PG&E Corp.(b)	101,801	$1,792,716
UGI Corp.	12,584	339,642
		2,534,596
Total Common Stocks & Other Equity Interests (Cost $84,177,600)		95,058,908
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $129,053)	129,053	129,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $84,306,653)		95,187,961
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.18%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,178,455	$2,178,455
Invesco Private Prime Fund, 5.38%(d)(e)(f)	5,601,742	5,601,742
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,780,197)		7,780,197
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $92,086,850)		102,968,158
OTHER ASSETS LESS LIABILITIES-(8.28)%		(7,872,100)
NET ASSETS-100.00%		$95,096,058

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,302	$1,327,827	$(1,261,076)	$-	$-	$129,053	$2,064
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,730,945	12,025,175	(13,577,665)	-	-	2,178,455	26,398*
Invesco Private Prime Fund	10,362,693	22,531,452	(27,291,848)	201	(756)	5,601,742	71,964*
Total	$14,155,940	$35,884,454	$(42,130,589)	$201	$(756)	$7,909,250	$100,426

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.03%
Activision Blizzard, Inc.(b)	74,205	$6,883,256
Alphabet, Inc., Class A(b)	543,490	72,131,993
Alphabet, Inc., Class C(b)	485,883	64,675,886
AMC Networks, Inc., Class A(b)	27,365	345,346
AT&T, Inc.	4,432,728	64,363,210
Cable One, Inc.	1,171	847,734
Charter Communications, Inc., Class A(b)	34,576	14,009,849
Cinemark Holdings, Inc.(b)(c)	65,414	1,091,760
Comcast Corp., Class A	1,396,730	63,216,000
DISH Network Corp., Class A(b)(c)	241,477	1,914,913
Electronic Arts, Inc.	23,619	3,220,451
Fox Corp., Class A(c)	69,575	2,327,284
Fox Corp., Class B	33,699	1,058,486
Frontier Communications Parent, Inc.(b)(c)	98,734	1,797,946
IAC, Inc.(b)	25,064	1,744,454
Interpublic Group of Cos., Inc. (The)(c)	90,573	3,100,314
Liberty Broadband Corp.(b)(d)	10,211	0
Liberty Broadband Corp., Class A(b)	2,291	203,510
Liberty Broadband Corp., Class C(b)	15,730	1,402,015
Liberty Global PLC, Class A (United Kingdom)(b)	148,914	2,765,333
Liberty Global PLC, Class C (United Kingdom)(b)(c)	230,077	4,546,321
Liberty Latin America Ltd., Class A(b)(c)	32,190	270,396
Liberty Latin America Ltd., Class C(b)	122,645	1,020,406
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	2,115	135,952
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,140	1,462,164
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	27,975	886,807
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	57,349	1,825,419
Lions Gate Entertainment Corp., Class A(b)	23,392	179,651
Lions Gate Entertainment Corp., Class B(b)	48,791	357,150
Live Nation Entertainment, Inc.(b)	11,086	972,796
Lumen Technologies, Inc.(c)	2,787,829	4,990,214
Match Group, Inc.(b)	22,826	1,061,637
Meta Platforms, Inc., Class A(b)	304,270	96,940,422
Netflix, Inc.(b)	23,615	10,366,277
News Corp., Class A	90,082	1,785,425
News Corp., Class B	28,116	565,413
Nexstar Media Group, Inc., Class A	8,559	1,598,136
Omnicom Group, Inc.	54,269	4,592,243
Paramount Global, Class B(c)	387,413	6,210,230
Spotify Technology S.A.(b)	8,782	1,312,119
Take-Two Interactive Software, Inc.(b)	13,650	2,087,631
TEGNA, Inc.	64,216	1,085,250
Telephone & Data Systems, Inc.	141,791	1,137,164
T-Mobile US, Inc.(b)	104,435	14,388,010
Verizon Communications, Inc.	2,100,404	71,581,768
Walt Disney Co. (The)(b)	303,772	27,002,293
Warner Bros Discovery, Inc.(b)	386,138	5,046,824
		570,507,858
Consumer Discretionary-9.46%
Abercrombie & Fitch Co., Class A(b)	24,053	952,739
Academy Sports & Outdoors, Inc.(c)	21,689	1,296,785
Adient PLC(b)(c)	49,327	2,099,357
ADT, Inc.(c)	93,624	597,321
Advance Auto Parts, Inc.	14,999	1,115,776
Airbnb, Inc., Class A(b)	6,198	943,274
	Shares	Value
Consumer Discretionary-(continued)
Amazon.com, Inc.(b)	886,043	$118,446,228
American Axle & Manufacturing Holdings, Inc.(b)(c)	101,206	956,397
American Eagle Outfitters, Inc.(c)	59,987	842,817
Aptiv PLC(b)	37,068	4,058,575
Aramark	67,332	2,718,193
Asbury Automotive Group, Inc.(b)(c)	7,419	1,673,726
Autoliv, Inc. (Sweden)	25,171	2,540,509
AutoNation, Inc.(b)	19,380	3,119,792
AutoZone, Inc.(b)	1,518	3,767,251
Bath & Body Works, Inc.	68,235	2,528,789
Best Buy Co., Inc.	90,201	7,491,193
Big Lots, Inc.(c)	69,386	711,207
Booking Holdings, Inc.(b)	2,429	7,216,073
BorgWarner, Inc.	69,268	3,220,962
Brunswick Corp.(c)	15,426	1,331,418
Burlington Stores, Inc.(b)	7,253	1,288,278
Caesars Entertainment, Inc.(b)	36,042	2,127,199
Capri Holdings Ltd.(b)	32,860	1,212,863
CarMax, Inc.(b)(c)	69,797	5,765,930
Carnival Corp.(b)(c)	427,613	8,056,229
Carter’s, Inc.(c)	12,317	923,898
Chipotle Mexican Grill, Inc.(b)	1,062	2,083,941
Coupang, Inc. (South Korea)(b)(c)	57,100	1,036,365
Cracker Barrel Old Country Store, Inc.(c)	9,672	901,430
D.R. Horton, Inc.	62,539	7,943,704
Dana, Inc.	79,991	1,518,229
Darden Restaurants, Inc.(c)	20,580	3,476,374
Deckers Outdoor Corp.(b)	2,353	1,279,303
Dick’s Sporting Goods, Inc.(c)	12,595	1,775,895
Domino’s Pizza, Inc.	3,279	1,300,910
eBay, Inc.	103,611	4,611,726
Expedia Group, Inc.(b)	19,852	2,432,466
Floor & Decor Holdings, Inc., Class A(b)(c)	7,851	901,687
Foot Locker, Inc.(c)	42,311	1,136,897
Ford Motor Co.	2,605,434	34,417,783
GameStop Corp., Class A(b)(c)	46,114	1,023,731
Gap, Inc. (The)(c)	140,701	1,449,220
Garmin Ltd.	26,610	2,817,733
General Motors Co.	901,802	34,602,143
Gentex Corp.	40,417	1,357,203
Genuine Parts Co.	23,779	3,702,866
G-III Apparel Group Ltd.(b)	46,142	955,601
Goodyear Tire & Rubber Co. (The)(b)(c)	292,972	4,710,990
Graham Holdings Co., Class B	1,303	764,535
Group 1 Automotive, Inc.	7,584	1,960,692
H&R Block, Inc.	37,616	1,264,274
Hanesbrands, Inc.(c)	343,347	1,809,439
Harley-Davidson, Inc.	37,413	1,444,516
Hasbro, Inc.	40,229	2,597,184
Hilton Worldwide Holdings, Inc.	13,076	2,033,187
Home Depot, Inc. (The)	136,842	45,683,333
International Game Technology PLC	28,111	950,995
KB Home	30,768	1,660,549
Kohl’s Corp.(c)	146,075	4,155,834
Las Vegas Sands Corp.(b)	60,861	3,640,096
LCI Industries(c)	7,079	964,655
Lear Corp.(c)	28,234	4,369,494
Leggett & Platt, Inc.(c)	50,390	1,474,411
Lennar Corp., Class A	63,104	8,003,480
Lennar Corp., Class B(c)	3,727	428,270
Light & Wonder, Inc.(b)	17,561	1,234,538
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Lithia Motors, Inc., Class A	9,875	$3,066,484
LKQ Corp.	59,259	3,246,801
Lowe’s Cos., Inc.	91,568	21,451,635
lululemon athletica, inc.(b)	5,363	2,030,056
M.D.C. Holdings, Inc.	26,010	1,333,793
M/I Homes, Inc.(b)	15,099	1,509,900
Macy’s, Inc.(c)	220,301	3,654,794
Marriott International, Inc., Class A	21,530	4,344,969
Marriott Vacations Worldwide Corp.	6,492	834,287
Mattel, Inc.(b)	58,416	1,244,261
McDonald’s Corp.	74,582	21,867,442
Meritage Homes Corp.	13,535	2,016,038
MGM Resorts International	80,762	4,100,287
Mohawk Industries, Inc.(b)	30,239	3,215,615
Murphy USA, Inc.(c)	5,882	1,805,950
Newell Brands, Inc.	176,824	1,973,356
NIKE, Inc., Class B	93,844	10,359,439
Nordstrom, Inc.(c)	88,690	2,049,626
Norwegian Cruise Line Holdings Ltd.(b)(c)	61,241	1,351,589
NVR, Inc.(b)	454	2,863,124
ODP Corp. (The)(b)(c)	25,224	1,258,173
O’Reilly Automotive, Inc., Class R(b)	4,032	3,732,785
Penn Entertainment, Inc.(b)(c)	60,756	1,597,275
Penske Automotive Group, Inc.	9,012	1,454,717
Phinia, Inc.(b)	13,904	394,456
Polaris, Inc.(c)	14,090	1,913,986
Pool Corp.(c)	2,823	1,086,121
PulteGroup, Inc.	64,690	5,459,189
PVH Corp.	25,430	2,279,545
Qurate Retail, Inc., Class A(b)	890,447	908,256
Ralph Lauren Corp.(c)	9,354	1,228,461
RH(b)(c)	2,636	1,023,216
Rivian Automotive, Inc., Class A(b)(c)	94,617	2,615,214
Ross Stores, Inc.	35,427	4,061,351
Royal Caribbean Cruises Ltd.(b)(c)	33,883	3,696,974
Sabre Corp.(b)(c)	149,225	611,823
Sally Beauty Holdings, Inc.(b)(c)	59,021	706,481
Service Corp. International(c)	22,662	1,510,422
Signet Jewelers Ltd.(c)	16,061	1,292,750
Six Flags Entertainment Corp.(b)(c)	27,919	667,264
Skechers U.S.A., Inc., Class A(b)	32,786	1,822,246
Sonic Automotive, Inc., Class A(c)	12,293	588,712
Starbucks Corp.	112,528	11,429,469
Tapestry, Inc.	54,117	2,335,149
Taylor Morrison Home Corp., Class A(b)	49,065	2,375,727
Tempur Sealy International, Inc.	18,166	810,749
Tesla, Inc.(b)	47,498	12,702,390
Texas Roadhouse, Inc.	7,707	859,716
Thor Industries, Inc.(c)	20,195	2,332,321
TJX Cos., Inc. (The)	131,347	11,365,456
Toll Brothers, Inc.(c)	34,761	2,792,351
TopBuild Corp.(b)	4,706	1,289,115
Tractor Supply Co.(c)	10,363	2,321,208
Travel + Leisure Co.	25,527	1,039,715
Tri Pointe Homes, Inc.(b)	54,113	1,725,122
Ulta Beauty, Inc.(b)	4,009	1,783,203
Under Armour, Inc., Class A(b)	52,493	423,094
Under Armour, Inc., Class C(b)(c)	54,602	405,147
Urban Outfitters, Inc.(b)(c)	27,888	1,014,287
Vail Resorts, Inc.(c)	5,298	1,247,626
Valvoline, Inc.	21,013	797,864
VF Corp.	158,005	3,130,079
	Shares	Value
Consumer Discretionary-(continued)
Victoria’s Secret & Co.(b)(c)	33,257	$681,436
Wayfair, Inc., Class A(b)(c)	19,387	1,509,666
Whirlpool Corp.(c)	34,046	4,911,476
Williams-Sonoma, Inc.(c)	14,994	2,078,768
Wynn Resorts Ltd.	14,277	1,555,907
Yum! Brands, Inc.	27,306	3,759,217
		597,783,579
Consumer Staples-8.22%
Albertson’s Cos., Inc., Class A	136,582	2,967,927
Altria Group, Inc.	565,543	25,686,963
Archer-Daniels-Midland Co.	174,202	14,800,202
B&G Foods, Inc.(c)	70,330	932,576
BJ’s Wholesale Club Holdings, Inc.(b)	34,460	2,285,043
Brown-Forman Corp., Class B	18,135	1,280,331
Bunge Ltd.	70,797	7,693,510
Campbell Soup Co.	43,494	1,992,895
Casey’s General Stores, Inc.	8,575	2,166,560
Church & Dwight Co., Inc.	26,944	2,577,732
Clorox Co. (The)	18,573	2,813,438
Coca-Cola Co. (The)	525,259	32,529,290
Coca-Cola Europacific Partners PLC (United Kingdom)	44,625	2,828,779
Colgate-Palmolive Co.	119,452	9,109,410
Conagra Brands, Inc.	126,019	4,134,683
Constellation Brands, Inc., Class A	21,063	5,745,986
Costco Wholesale Corp.	61,521	34,492,979
Darling Ingredients, Inc.(b)(c)	25,226	1,746,901
Dollar General Corp.	30,193	5,098,390
Dollar Tree, Inc.(b)	39,923	6,161,317
Estee Lauder Cos., Inc. (The), Class A	14,366	2,585,880
Flowers Foods, Inc.	42,444	1,048,791
General Mills, Inc.	119,425	8,925,824
Herbalife Ltd.(b)(c)	65,435	1,062,664
Hershey Co. (The)	12,920	2,988,525
Hormel Foods Corp.	48,187	1,969,885
Ingredion, Inc.	21,298	2,369,615
JM Smucker Co. (The)	26,412	3,978,968
Kellogg Co.	61,771	4,131,862
Keurig Dr Pepper, Inc.	174,076	5,920,325
Kimberly-Clark Corp.	69,783	9,008,985
Kraft Heinz Co. (The)	253,464	9,170,328
Kroger Co. (The)	404,985	19,698,470
Lamb Weston Holdings, Inc.	12,765	1,322,837
McCormick & Co., Inc.	34,101	3,051,357
Molson Coors Beverage Co., Class B	75,037	5,235,331
Mondelez International, Inc., Class A	214,752	15,919,566
Monster Beverage Corp.(b)	40,351	2,319,779
Nomad Foods Ltd. (United Kingdom)(b)(c)	51,469	915,119
Nu Skin Enterprises, Inc., Class A	18,968	557,470
PepsiCo, Inc.	194,154	36,396,109
Performance Food Group Co.(b)	61,703	3,687,371
Philip Morris International, Inc.	331,534	33,060,570
Post Holdings, Inc.(b)	14,082	1,201,195
Procter & Gamble Co. (The)	339,761	53,104,644
Rite Aid Corp.(b)(c)	246,543	399,400
SpartanNash Co.	23,941	537,236
Spectrum Brands Holdings, Inc.(c)	13,199	1,034,934
Sprouts Farmers Market, Inc.(b)(c)	38,636	1,516,463
Sysco Corp.	130,173	9,933,502
Target Corp.	116,255	15,865,320
TreeHouse Foods, Inc.(b)	21,702	1,120,040
Tyson Foods, Inc., Class A	151,088	8,418,623

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)	40,590	$844,272
US Foods Holding Corp.(b)	111,918	4,782,256
Walgreens Boots Alliance, Inc.	565,442	16,946,297
Walmart, Inc.	383,877	61,366,577
		519,441,302
Energy-6.86%
Antero Resources Corp.(b)(c)	77,757	2,080,000
APA Corp.	64,717	2,620,391
Baker Hughes Co., Class A	310,113	11,098,944
California Resources Corp.(c)	22,339	1,191,786
Cheniere Energy, Inc.	17,485	2,830,122
Chesapeake Energy Corp.(c)	18,406	1,552,362
Chevron Corp.	477,290	78,113,281
Civitas Resources, Inc.(c)	13,925	1,042,425
CNX Resources Corp.(b)(c)	76,952	1,569,821
ConocoPhillips	207,386	24,413,480
Coterra Energy, Inc.	135,993	3,745,247
Delek US Holdings, Inc.(c)	53,596	1,478,714
Devon Energy Corp.	83,171	4,491,234
Diamondback Energy, Inc.	22,081	3,252,973
DT Midstream, Inc.	21,934	1,173,908
EOG Resources, Inc.	100,836	13,363,795
EQT Corp.	59,474	2,508,613
Equitrans Midstream Corp.	195,771	2,030,145
Exxon Mobil Corp.	1,019,519	109,333,217
Halliburton Co.	151,727	5,929,491
Helmerich & Payne, Inc.	35,438	1,586,559
Hess Corp.	20,972	3,182,082
HF Sinclair Corp.	48,684	2,535,950
Kinder Morgan, Inc.	750,994	13,300,104
Marathon Oil Corp.	148,644	3,904,878
Marathon Petroleum Corp.	161,134	21,434,045
Murphy Oil Corp.	40,058	1,733,310
NOV, Inc.	72,039	1,446,543
Occidental Petroleum Corp.(c)	170,437	10,759,688
ONEOK, Inc.	116,072	7,781,467
Ovintiv, Inc.(c)	54,231	2,499,507
PBF Energy, Inc., Class A(c)	56,243	2,668,168
PDC Energy, Inc.	13,314	1,010,399
Peabody Energy Corp.	35,824	803,891
Phillips 66	187,705	20,938,493
Pioneer Natural Resources Co.	33,898	7,649,762
Schlumberger N.V.	213,763	12,470,933
SM Energy Co.	28,716	1,042,104
Southwestern Energy Co.(b)	330,866	2,144,012
Targa Resources Corp.	47,891	3,926,583
TechnipFMC PLC (United Kingdom)(b)	90,816	1,665,565
Transocean Ltd.(b)(c)	308,969	2,718,927
Valero Energy Corp.	157,323	20,280,508
Weatherford International PLC(b)	12,015	998,446
Williams Cos., Inc. (The)	309,377	10,658,038
World Kinect Corp.(c)	29,349	661,526
		433,621,437
Financials-19.55%
Affiliated Managers Group, Inc.	7,539	1,045,207
Aflac, Inc.	171,414	12,400,089
AGNC Investment Corp.	252,448	2,572,445
Allstate Corp. (The)	99,335	11,193,068
Ally Financial, Inc.	216,210	6,603,053
American Equity Investment Life Holding Co.(b)	34,940	1,875,230
	Shares	Value
Financials-(continued)
American Express Co.	84,884	$14,335,210
American Financial Group, Inc.	27,817	3,382,825
American International Group, Inc.	365,993	22,062,058
Ameriprise Financial, Inc.	15,158	5,281,805
Ameris Bancorp	14,721	642,572
Annaly Capital Management, Inc.(c)	166,967	3,354,367
Aon PLC, Class A	13,296	4,234,776
Apollo Commercial Real Estate Finance, Inc.(c)	68,202	804,784
Apollo Global Management, Inc.(c)	37,648	3,076,218
Arch Capital Group Ltd.(b)	64,434	5,005,877
Ares Management Corp., Class A	8,669	860,138
Arthur J. Gallagher & Co.	19,483	4,184,948
Artisan Partners Asset Management, Inc., Class A(c)	21,022	872,203
Associated Banc-Corp(c)	52,089	987,087
Assurant, Inc.	19,112	2,570,755
Assured Guaranty Ltd.	22,969	1,373,087
Atlantic Union Bankshares Corp.	20,566	657,701
AXIS Capital Holdings Ltd.(c)	25,567	1,409,253
Bank of America Corp.	2,037,164	65,189,248
Bank of Hawaii Corp.(c)	10,012	571,986
Bank of New York Mellon Corp. (The)	250,144	11,346,532
Bank OZK(c)	28,835	1,260,955
BankUnited, Inc.	30,120	898,781
Berkshire Hathaway, Inc., Class B(b)	500,944	176,312,250
BlackRock, Inc.	23,851	17,622,311
Blackstone Mortgage Trust, Inc., Class A(c)	68,420	1,572,976
Blackstone, Inc., Class A	68,989	7,229,357
Block, Inc., Class A(b)	20,213	1,627,753
BOK Financial Corp.(c)	7,418	660,795
Bread Financial Holdings, Inc.	49,611	2,062,329
Brighthouse Financial, Inc.(b)(c)	42,354	2,207,914
Brown & Brown, Inc.	22,399	1,578,010
Cadence Bank(c)	43,850	1,098,443
Capital One Financial Corp.	206,581	24,174,109
Carlyle Group, Inc. (The)(c)	46,035	1,641,148
Cathay General Bancorp(c)	18,749	713,212
Cboe Global Markets, Inc.	11,209	1,565,673
Charles Schwab Corp. (The)	140,387	9,279,581
Chimera Investment Corp.(c)	244,846	1,537,633
Chubb Ltd.	92,764	18,961,889
Cincinnati Financial Corp.	36,928	3,972,714
Citigroup, Inc.	1,291,656	61,560,325
Citizens Financial Group, Inc.	164,275	5,299,512
CME Group, Inc., Class A	50,978	10,142,583
CNO Financial Group, Inc.(c)	74,572	1,917,992
Coinbase Global, Inc., Class A(b)(c)	27,333	2,695,307
Columbia Banking System, Inc.	61,594	1,376,626
Comerica, Inc.	44,750	2,414,710
Commerce Bancshares, Inc.(c)	17,859	949,742
Community Bank System, Inc.(c)	12,003	646,122
Corebridge Financial, Inc.(c)	64,914	1,214,541
Credicorp Ltd. (Peru)	25,389	3,987,342
Cullen/Frost Bankers, Inc.(c)	11,021	1,196,660
Discover Financial Services	77,827	8,214,640
East West Bancorp, Inc.	25,400	1,580,134
Enstar Group Ltd.(b)(c)	4,438	1,135,595
Equitable Holdings, Inc.	115,097	3,302,133
Essent Group Ltd.(c)	22,441	1,113,074
Euronet Worldwide, Inc.(b)	7,791	684,595
Evercore, Inc., Class A	7,760	1,048,066

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Everest Group Ltd.	8,709	$3,139,682
F.N.B. Corp.(c)	110,836	1,417,592
FactSet Research Systems, Inc.	2,098	912,714
Fidelity National Financial, Inc.(c)	98,901	3,873,952
Fidelity National Information Services, Inc.	167,622	10,121,016
Fifth Third Bancorp	208,710	6,073,461
First American Financial Corp.	44,125	2,796,643
First Citizens BancShares, Inc., Class A	1,324	1,895,041
First Financial Bancorp(c)	28,876	666,747
First Hawaiian, Inc.(c)	41,049	849,304
First Horizon Corp.	97,496	1,328,870
Fiserv, Inc.(b)	78,202	9,869,874
FleetCor Technologies, Inc.(b)	8,641	2,150,831
Franklin Resources, Inc.(c)	109,435	3,199,879
Fulton Financial Corp.	50,784	726,211
Genworth Financial, Inc., Class A(b)	260,692	1,527,655
Glacier Bancorp, Inc.(c)	21,972	718,484
Global Payments, Inc.	46,473	5,123,648
Globe Life, Inc.	20,741	2,326,518
Goldman Sachs Group, Inc. (The)	90,851	32,331,145
Hancock Whitney Corp.(c)	23,537	1,035,863
Hanover Insurance Group, Inc. (The)	10,530	1,194,944
Hartford Financial Services Group, Inc. (The)	107,137	7,701,008
Home BancShares, Inc.(c)	34,540	839,667
Huntington Bancshares, Inc.	388,189	4,751,433
Independent Bank Corp.	8,992	541,768
Intercontinental Exchange, Inc.	66,402	7,622,950
Invesco Ltd.(e)	194,809	3,272,791
Jack Henry & Associates, Inc.	6,101	1,022,345
Jackson Financial, Inc., Class A	50,836	1,678,605
Janus Henderson Group PLC	56,649	1,662,648
Jefferies Financial Group, Inc.	74,687	2,747,735
JPMorgan Chase & Co.	795,128	125,598,419
Kemper Corp.	23,231	1,184,084
KeyCorp	335,737	4,132,922
KKR & Co., Inc., Class A	90,870	5,395,861
Lazard Ltd., Class A(c)	33,867	1,188,732
Lincoln National Corp.	183,650	5,149,546
Loews Corp.	72,296	4,529,344
LPL Financial Holdings, Inc.	6,498	1,490,381
M&T Bank Corp.	38,325	5,360,135
Markel Group, Inc.(b)	3,758	5,448,010
Marsh & McLennan Cos., Inc.	49,412	9,310,209
Mastercard, Inc., Class A	28,934	11,408,098
MetLife, Inc.	296,353	18,661,348
MFA Financial, Inc.	80,045	901,307
MGIC Investment Corp.	86,548	1,448,814
Moody’s Corp.	10,163	3,584,998
Morgan Stanley	261,474	23,940,559
Mr. Cooper Group, Inc.(b)	26,858	1,556,958
MSCI, Inc.	2,401	1,315,940
Nasdaq, Inc.	34,515	1,742,662
Navient Corp.(c)	79,309	1,510,043
New York Community Bancorp, Inc.	258,853	3,590,291
Northern Trust Corp.	53,812	4,311,417
Old National Bancorp	51,834	882,733
Old Republic International Corp.	134,650	3,712,301
OneMain Holdings, Inc.	67,259	3,058,939
Pacific Premier Bancorp, Inc.	21,887	558,994
PacWest Bancorp(c)	58,085	540,191
PayPal Holdings, Inc.(b)	128,561	9,747,495
	Shares	Value
Financials-(continued)
PennyMac Financial Services, Inc.(c)	11,481	$863,716
PennyMac Mortgage Investment Trust	59,082	755,068
Pinnacle Financial Partners, Inc.	15,836	1,201,952
PNC Financial Services Group, Inc. (The)	121,949	16,693,599
Popular, Inc.	27,225	1,975,174
Primerica, Inc.	6,591	1,401,906
Principal Financial Group, Inc.	77,715	6,207,097
Progressive Corp. (The)	94,800	11,942,904
Prosperity Bancshares, Inc.	21,482	1,360,240
Prudential Financial, Inc.	172,768	16,670,384
Radian Group, Inc.(c)	55,136	1,484,813
Raymond James Financial, Inc.	27,324	3,007,553
Regions Financial Corp.(c)	262,555	5,348,245
Reinsurance Group of America, Inc.	29,014	4,072,115
RenaissanceRe Holdings Ltd. (Bermuda)	7,384	1,379,036
Rithm Capital Corp.(c)	285,097	2,873,778
Robinhood Markets, Inc., Class A(b)(c)	85,190	1,095,543
S&P Global, Inc.	13,838	5,459,229
SEI Investments Co.	13,302	837,893
Selective Insurance Group, Inc.(c)	10,301	1,062,960
Simmons First National Corp., Class A(c)	38,397	775,235
SLM Corp.(c)	83,219	1,346,483
SoFi Technologies, Inc.(b)	112,862	1,292,270
South State Corp.	14,021	1,089,011
Starwood Property Trust, Inc.(c)	123,828	2,568,193
State Street Corp.	95,570	6,923,091
Stifel Financial Corp.	21,493	1,365,665
Synchrony Financial	288,193	9,954,186
Synovus Financial Corp.	41,604	1,410,376
T. Rowe Price Group, Inc.	52,753	6,502,335
Texas Capital Bancshares, Inc.(b)	15,663	1,000,083
Travelers Cos., Inc. (The)	82,436	14,229,278
Truist Financial Corp.	397,858	13,216,843
U.S. Bancorp	420,421	16,682,305
UMB Financial Corp.	9,726	690,546
United Bankshares, Inc.(c)	33,327	1,114,455
Unum Group	99,969	4,859,493
Valley National Bancorp(c)	110,015	1,128,754
Visa, Inc., Class A(c)	68,955	16,392,672
Voya Financial, Inc.	36,909	2,740,862
W.R. Berkley Corp.	35,656	2,199,619
Webster Financial Corp.	23,059	1,091,152
Wells Fargo & Co.	1,514,049	69,888,502
Western Alliance Bancorporation(c)	16,824	874,007
Western Union Co. (The)	176,091	2,144,788
WEX, Inc.(b)	4,901	928,004
Willis Towers Watson PLC	20,000	4,226,600
Wintrust Financial Corp.	13,459	1,135,401
Zions Bancorporation N.A.	49,385	1,888,976
		1,236,084,199
Health Care-12.12%
Abbott Laboratories	192,188	21,396,290
AbbVie, Inc.	249,368	37,300,465
Acadia Healthcare Co., Inc.(b)	14,006	1,106,894
Agilent Technologies, Inc.	18,010	2,193,078
Align Technology, Inc.(b)	4,675	1,766,636
AmerisourceBergen Corp.	96,972	18,124,067
Amgen, Inc.	92,971	21,769,160
AMN Healthcare Services, Inc.(b)(c)	8,788	941,634
Avantor, Inc.(b)(c)	73,308	1,507,946
Baxter International, Inc.	128,170	5,797,129
Becton, Dickinson and Co.	36,699	10,225,075

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	31,140	$8,413,717
BioMarin Pharmaceutical, Inc.(b)	9,111	801,130
Bio-Rad Laboratories, Inc., Class A(b)	4,452	1,804,663
Boston Scientific Corp.(b)	129,262	6,702,235
Bristol-Myers Squibb Co.	325,507	20,243,280
Cardinal Health, Inc.	229,947	21,033,252
Catalent, Inc.(b)(c)	22,197	1,076,998
Centene Corp.(b)	253,089	17,232,830
Charles River Laboratories International, Inc.(b)	5,196	1,088,770
Cigna Group (The)	80,277	23,689,743
Community Health Systems, Inc.(b)	165,326	725,781
Cooper Cos., Inc. (The)	4,614	1,805,274
CVS Health Corp.	581,795	43,454,269
Danaher Corp.	43,962	11,212,948
DaVita, Inc.(b)	27,144	2,768,417
DENTSPLY SIRONA, Inc.	37,269	1,547,409
DexCom, Inc.(b)	6,305	785,351
Edwards Lifesciences Corp.(b)	32,943	2,703,632
Elanco Animal Health, Inc.(b)	141,957	1,713,421
Elevance Health, Inc.	48,059	22,666,066
Eli Lilly and Co.	42,348	19,249,283
Encompass Health Corp.	20,066	1,324,958
Enovis Corp.(b)	13,150	840,285
Envista Holdings Corp.(b)	35,888	1,234,906
Exelixis, Inc.(b)	42,048	828,766
Fortrea Holdings, Inc.(b)	22,054	704,846
Gilead Sciences, Inc.	253,528	19,303,622
HCA Healthcare, Inc.	36,706	10,013,764
Henry Schein, Inc.(b)	30,479	2,401,440
Hologic, Inc.(b)	28,402	2,255,687
Horizon Therapeutics PLC(b)	12,683	1,271,724
Humana, Inc.	25,063	11,449,530
ICON PLC(b)(c)	9,716	2,442,700
IDEXX Laboratories, Inc.(b)	2,128	1,180,465
Illumina, Inc.(b)	14,107	2,710,660
Incyte Corp.(b)	11,597	738,961
Intuitive Surgical, Inc.(b)	16,312	5,291,613
IQVIA Holdings, Inc.(b)	19,572	4,379,431
Jazz Pharmaceuticals PLC(b)	10,794	1,407,753
Johnson & Johnson	417,804	69,994,704
Laboratory Corp. of America Holdings	22,060	4,719,296
McKesson Corp.	71,183	28,644,039
Medtronic PLC	287,044	25,190,981
Merck & Co., Inc.	317,613	33,873,426
Mettler-Toledo International, Inc.(b)	762	958,192
Moderna, Inc.(b)	23,958	2,818,898
Molina Healthcare, Inc.(b)	13,572	4,132,538
Organon & Co.	123,588	2,716,464
Owens & Minor, Inc.(b)(c)	59,986	1,154,131
Patterson Cos., Inc.	34,734	1,142,401
Perrigo Co. PLC	52,855	1,936,607
Pfizer, Inc.	1,222,430	44,080,826
Premier, Inc., Class A	29,573	820,651
Quest Diagnostics, Inc.	25,645	3,467,460
Regeneron Pharmaceuticals, Inc.(b)	10,024	7,436,906
ResMed, Inc.	8,280	1,841,058
Revvity, Inc.	14,429	1,774,046
Royalty Pharma PLC, Class A	33,228	1,042,695
Select Medical Holdings Corp.(c)	41,554	1,247,036
STERIS PLC(c)	10,768	2,428,722
Stryker Corp.	28,075	7,956,736
	Shares	Value
Health Care-(continued)
Syneos Health, Inc.(b)	39,298	$1,666,628
Teladoc Health, Inc.(b)(c)	95,058	2,829,877
Teleflex, Inc.	5,463	1,372,142
Tenet Healthcare Corp.(b)	78,428	5,860,924
Thermo Fisher Scientific, Inc.	25,551	14,018,812
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	254,972	645,079
United Therapeutics Corp.(b)	5,300	1,286,416
UnitedHealth Group, Inc.	123,030	62,298,701
Universal Health Services, Inc., Class B	18,613	2,586,462
Veeva Systems, Inc., Class A(b)(c)	4,966	1,014,157
Vertex Pharmaceuticals, Inc.(b)	12,769	4,499,029
Viatris, Inc.	528,332	5,563,336
Waters Corp.(b)	3,344	923,646
West Pharmaceutical Services, Inc.	3,081	1,133,931
Zimmer Biomet Holdings, Inc.	31,170	4,306,136
Zoetis, Inc.	22,612	4,253,091
		766,264,134
Industrials-9.86%
3M Co.	186,333	20,776,129
A.O. Smith Corp.	16,821	1,221,709
ABM Industries, Inc.	23,578	1,091,190
Acuity Brands, Inc.	5,272	871,145
AECOM	34,715	3,020,205
AerCap Holdings N.V. (Ireland)(b)	47,521	3,032,315
AGCO Corp.	13,904	1,850,622
Air Lease Corp., Class A	38,221	1,618,277
Alight, Inc., Class A(b)(c)	100,116	979,134
Allegion PLC(c)	8,929	1,043,443
Allison Transmission Holdings, Inc.	23,038	1,352,100
American Airlines Group, Inc.(b)	82,560	1,382,880
AMETEK, Inc.	18,204	2,887,154
API Group Corp.(b)	36,580	1,052,041
Applied Industrial Technologies, Inc.	5,146	746,119
ASGN, Inc.(b)	11,793	900,042
Atkore, Inc.(b)(c)	5,108	810,486
Automatic Data Processing, Inc.	36,648	9,061,584
Avis Budget Group, Inc.(b)(c)	9,067	1,997,369
Beacon Roofing Supply, Inc.(b)(c)	19,734	1,690,612
Boeing Co. (The)(b)	79,011	18,871,777
Boise Cascade Co.	17,019	1,761,296
Booz Allen Hamilton Holding Corp.	18,694	2,263,470
Brink’s Co. (The)	12,003	875,739
Broadridge Financial Solutions, Inc.	13,332	2,238,709
Builders FirstSource, Inc.(b)	37,147	5,365,141
BWX Technologies, Inc.(c)	12,105	835,245
C.H. Robinson Worldwide, Inc.	34,334	3,439,580
CACI International, Inc., Class A(b)	5,190	1,818,784
Carlisle Cos., Inc.(c)	5,927	1,642,964
Carrier Global Corp.(c)	130,644	7,779,850
Caterpillar, Inc.	79,722	21,139,883
Cintas Corp.	6,120	3,072,485
Clarivate PLC(b)(c)	140,864	1,339,617
Clean Harbors, Inc.(b)	8,104	1,347,371
Concentrix Corp.	6,227	518,335
Copart, Inc.(b)	20,788	1,837,451
CoreCivic, Inc.(b)	88,214	855,676
Crane Co.	7,959	745,679
CSX Corp.	321,638	10,716,978
Cummins, Inc.	30,325	7,908,760
Curtiss-Wright Corp.	4,952	947,615
Deere & Co.	29,566	12,701,554
Delta Air Lines, Inc.	55,123	2,549,990

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	15,990	$1,004,652
Dover Corp.	18,541	2,706,430
Dun & Bradstreet Holdings, Inc.(c)	63,164	746,598
Dycom Industries, Inc.(b)(c)	9,680	963,934
Eaton Corp. PLC	57,942	11,896,651
EMCOR Group, Inc.	10,345	2,224,589
Emerson Electric Co.	106,829	9,758,829
EnerSys	8,620	933,718
Equifax, Inc.	9,599	1,958,964
Expeditors International of Washington, Inc.	24,109	3,069,076
Fastenal Co.	64,454	3,777,649
FedEx Corp.	81,655	22,042,767
Flowserve Corp.	33,027	1,247,100
Fluor Corp.(b)(c)	57,920	1,794,362
Fortive Corp.	36,387	2,850,921
Fortune Brands Innovations, Inc.	26,768	1,902,402
FTI Consulting, Inc.(b)(c)	4,979	872,122
GATX Corp.(c)	9,049	1,134,383
Generac Holdings, Inc.(b)	8,768	1,347,642
General Dynamics Corp.	48,906	10,934,403
General Electric Co.	208,638	23,834,805
Genpact Ltd.(c)	23,494	847,898
GEO Group, Inc. (The)(b)(c)	119,488	892,575
GMS, Inc.(b)	14,838	1,093,412
Grab Holdings Ltd., Class A (Singapore)(b)(c)	304,099	1,164,699
Graco, Inc.	14,240	1,129,659
GXO Logistics, Inc.(b)(c)	29,939	2,008,009
HEICO Corp.	1,813	319,052
HEICO Corp., Class A	3,156	442,945
Hexcel Corp.	10,087	712,949
Hillenbrand, Inc.	15,576	809,017
Honeywell International, Inc.	91,517	17,766,195
Howmet Aerospace, Inc.	42,429	2,169,819
Hub Group, Inc., Class A(b)	9,603	865,518
Hubbell, Inc.	6,892	2,150,304
Huntington Ingalls Industries, Inc.	10,465	2,403,497
IDEX Corp.	6,391	1,443,152
Illinois Tool Works, Inc.	34,290	9,029,243
Ingersoll Rand, Inc.	43,078	2,811,701
Insperity, Inc.	5,895	693,547
ITT, Inc.	11,144	1,109,942
J.B. Hunt Transport Services, Inc.	10,655	2,172,981
Jacobs Solutions, Inc.	21,678	2,718,638
JELD-WEN Holding, Inc.(b)(c)	76,436	1,361,325
Johnson Controls International PLC	138,823	9,655,140
KBR, Inc.	21,415	1,316,808
Kennametal, Inc.(c)	26,780	816,254
Kirby Corp.(b)	13,514	1,101,121
Knight-Swift Transportation Holdings, Inc.	33,692	2,046,789
L3Harris Technologies, Inc.	30,867	5,848,988
Landstar System, Inc.	5,967	1,214,822
Leidos Holdings, Inc.	30,524	2,854,910
Lennox International, Inc.	3,807	1,398,844
Lincoln Electric Holdings, Inc.	5,783	1,160,706
Lockheed Martin Corp.	40,405	18,035,580
ManpowerGroup, Inc.	33,893	2,673,480
Masco Corp.	37,187	2,256,507
MasTec, Inc.(b)	16,360	1,926,390
MasterBrand, Inc.(b)	99,636	1,230,505
Maximus, Inc.	10,847	908,545
MDU Resources Group, Inc.	61,235	1,354,518
Middleby Corp. (The)(b)(c)	8,256	1,253,674
	Shares	Value
Industrials-(continued)
MillerKnoll, Inc.	30,966	$606,005
MSC Industrial Direct Co., Inc., Class A	14,328	1,445,982
Mueller Industries, Inc.	13,215	1,071,208
Nordson Corp.	4,606	1,158,916
Norfolk Southern Corp.	38,496	8,992,281
Northrop Grumman Corp.	22,090	9,830,050
nVent Electric PLC	23,926	1,265,207
Old Dominion Freight Line, Inc.	4,605	1,931,751
OPENLANE, Inc.(b)(c)	56,350	884,695
Oshkosh Corp.	20,398	1,878,044
Otis Worldwide Corp.	43,614	3,967,129
Owens Corning	23,793	3,330,782
PACCAR, Inc.	109,611	9,440,795
Parker-Hannifin Corp.	14,980	6,141,950
Paychex, Inc.	35,849	4,497,974
Pentair PLC	25,763	1,790,529
Plug Power, Inc.(b)(c)	46,922	615,617
Quanta Services, Inc.	15,670	3,159,385
Regal Rexnord Corp.(c)	11,319	1,767,801
Republic Services, Inc.	27,961	4,225,187
Resideo Technologies, Inc.(b)	57,247	1,071,664
Robert Half, Inc.(c)	19,436	1,441,179
Rockwell Automation, Inc.	11,122	3,740,217
RTX Corp.	237,705	20,901,401
Rush Enterprises, Inc., Class A	12,603	815,162
RXO, Inc.(b)(c)	36,460	803,943
Ryder System, Inc.	29,043	2,966,742
Science Applications International Corp.	12,499	1,516,629
Sensata Technologies Holding PLC	32,018	1,352,761
Snap-on, Inc.	9,117	2,483,835
Southwest Airlines Co.(c)	40,024	1,367,220
Spirit AeroSystems Holdings, Inc., Class A(c)	29,154	927,680
SS&C Technologies Holdings, Inc.(c)	34,094	1,985,975
Stanley Black & Decker, Inc.	59,934	5,949,648
Stericycle, Inc.(b)	18,062	767,454
Sunrun, Inc.(b)(c)	46,586	884,202
Terex Corp.	14,841	870,128
Textron, Inc.	42,487	3,304,214
Timken Co. (The)(c)	12,850	1,193,251
Toro Co. (The)	9,441	959,678
Trane Technologies PLC	24,714	4,928,960
TransDigm Group, Inc.	7,050	6,343,026
TransUnion(c)	20,949	1,669,426
Trinity Industries, Inc.	33,312	873,441
Triton International Ltd. (Bermuda)	19,862	1,674,565
Uber Technologies, Inc.(b)	115,304	5,702,936
UFP Industries, Inc.	12,907	1,326,323
U-Haul Holding Co.(c)	1,752	106,627
U-Haul Holding Co., Series N(c)	16,359	935,898
Union Pacific Corp.	91,830	21,306,397
United Airlines Holdings, Inc.(b)	40,247	2,185,815
United Parcel Service, Inc., Class B	128,393	24,026,182
United Rentals, Inc.	11,584	5,382,853
Univar Solutions, Inc.(b)	59,125	2,136,777
Valmont Industries, Inc.	2,449	648,373
Verisk Analytics, Inc.	9,542	2,184,545
Veritiv Corp.(c)	8,858	1,241,272
W.W. Grainger, Inc.	4,464	3,296,619
Wabtec Corp.	26,312	3,116,393
Waste Management, Inc.	51,583	8,448,780
Watsco, Inc.(c)	4,511	1,706,015
Werner Enterprises, Inc.(c)	20,355	957,092

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
WESCO International, Inc.	13,754	$2,414,790
WillScot Mobile Mini Holdings Corp.(b)	14,408	690,864
Woodward, Inc.	8,629	1,038,759
XPO, Inc.(b)(c)	30,994	2,146,025
Xylem, Inc.	18,285	2,061,634
ZIM Integrated Shipping Services Ltd. (Israel)(c)	70,613	1,069,081
		623,053,899
Information Technology-14.02%
Accenture PLC, Class A	63,604	20,121,125
Adobe, Inc.(b)	21,459	11,720,262
Advanced Micro Devices, Inc.(b)	48,079	5,500,238
Akamai Technologies, Inc.(b)	25,684	2,427,138
Amdocs Ltd.	19,086	1,787,213
Amkor Technology, Inc.(c)	30,800	895,972
Amphenol Corp., Class A	46,974	4,148,274
Analog Devices, Inc.	48,866	9,750,233
ANSYS, Inc.(b)	5,339	1,826,472
Apple, Inc.	831,307	163,310,260
Applied Materials, Inc.	75,892	11,504,468
Arista Networks, Inc.(b)	9,172	1,422,485
Arrow Electronics, Inc.(b)	44,174	6,296,562
Autodesk, Inc.(b)	3,989	845,628
Avnet, Inc.	63,724	3,090,614
Black Knight, Inc.(b)	15,156	1,065,770
Broadcom, Inc.	39,827	35,790,534
Cadence Design Systems, Inc.(b)	6,921	1,619,583
CDW Corp.	15,905	2,975,348
Check Point Software Technologies Ltd. (Israel)(b)	10,050	1,328,711
Ciena Corp.(b)	28,774	1,214,263
Cirrus Logic, Inc.(b)	6,953	561,802
Cisco Systems, Inc.	764,461	39,782,550
Cognex Corp.	15,738	859,610
Cognizant Technology Solutions Corp., Class A	100,082	6,608,414
Coherent Corp.(b)(c)	19,460	921,626
CommScope Holding Co., Inc.(b)	191,227	860,522
Corning, Inc.	166,038	5,635,330
Crane NXT Co.	7,959	470,775
Dell Technologies, Inc., Class C	76,716	4,059,811
DXC Technology Co.(b)	135,598	3,749,285
Entegris, Inc.	9,473	1,039,283
EPAM Systems, Inc.(b)	3,083	730,085
F5, Inc.(b)	8,210	1,299,150
First Solar, Inc.(b)	10,518	2,181,433
Flex Ltd.(b)	222,778	6,095,206
Gartner, Inc.(b)	3,281	1,160,129
Gen Digital, Inc.(c)	131,676	2,561,098
GoDaddy, Inc., Class A(b)	10,192	785,701
Hewlett Packard Enterprise Co.	588,346	10,225,453
HP, Inc.	397,355	13,045,165
Insight Enterprises, Inc.(b)(c)	11,042	1,619,751
Intel Corp.	2,072,892	74,147,347
International Business Machines Corp.	259,224	37,374,916
Intuit, Inc.	11,917	6,097,929
Jabil, Inc.	45,803	5,069,018
Juniper Networks, Inc.	72,608	2,018,502
Keysight Technologies, Inc.(b)	10,093	1,625,780
KLA Corp.	9,196	4,726,284
Kyndryl Holdings, Inc.(b)	161,862	2,211,035
Lam Research Corp.	11,487	8,253,295
	Shares	Value
Information Technology-(continued)
Lumentum Holdings, Inc.(b)(c)	13,808	$722,987
Marvell Technology, Inc.	70,805	4,611,530
Microchip Technology, Inc.	44,265	4,158,254
Micron Technology, Inc.	271,120	19,355,257
Microsoft Corp.	437,402	146,932,080
MKS Instruments, Inc.	9,870	1,077,508
Motorola Solutions, Inc.	11,532	3,305,417
National Instruments Corp.	16,441	970,019
NCR Corp.(b)	63,486	1,706,504
NetApp, Inc.	41,006	3,198,878
NVIDIA Corp.	43,481	20,318,236
NXP Semiconductors N.V. (China)	26,799	5,975,641
Okta, Inc.(b)	14,198	1,091,258
ON Semiconductor Corp.(b)	32,489	3,500,690
Oracle Corp.	158,081	18,531,836
Plexus Corp.(b)(c)	7,600	748,524
Qorvo, Inc.(b)	21,304	2,343,866
QUALCOMM, Inc.	142,023	18,771,180
Roper Technologies, Inc.	8,793	4,335,389
Salesforce, Inc.(b)	85,067	19,140,926
Sanmina Corp.(b)	25,003	1,536,684
Seagate Technology Holdings PLC	61,459	3,902,646
ServiceNow, Inc.(b)	3,287	1,916,321
Skyworks Solutions, Inc.	25,279	2,891,159
Snowflake, Inc., Class A(b)	5,907	1,049,733
Synopsys, Inc.(b)	5,686	2,568,935
TD SYNNEX Corp.	14,313	1,412,836
TE Connectivity Ltd.	47,349	6,794,108
Teledyne Technologies, Inc.(b)	5,182	1,992,634
Teradyne, Inc.(c)	12,809	1,446,648
Texas Instruments, Inc.	100,436	18,078,480
Trimble, Inc.(b)	28,952	1,557,618
Twilio, Inc., Class A(b)(c)	27,843	1,838,473
Tyler Technologies, Inc.(b)	2,206	874,966
Viasat, Inc.(b)(c)	29,490	912,421
Vishay Intertechnology, Inc.	42,530	1,197,220
VMware, Inc., Class A(b)	43,292	6,824,118
Vontier Corp.	38,275	1,183,846
Western Digital Corp.(b)	162,580	6,919,405
Workday, Inc., Class A(b)	5,395	1,279,316
Xerox Holdings Corp.(c)	118,502	1,893,662
Zebra Technologies Corp., Class A(b)	5,708	1,757,836
Zoom Video Communications, Inc., Class A(b)	17,277	1,267,268
		886,309,751
Materials-3.50%
Air Products and Chemicals, Inc.	28,193	8,608,169
Albemarle Corp.	8,304	1,762,773
Alcoa Corp.(c)	78,755	2,850,143
AptarGroup, Inc.	9,989	1,213,264
Arconic Corp.(b)	63,552	1,899,569
Ashland, Inc.	9,014	823,519
Avery Dennison Corp.	12,217	2,248,050
Avient Corp.	23,108	936,567
Axalta Coating Systems Ltd.(b)	50,648	1,620,736
Ball Corp.(c)	56,773	3,332,007
Berry Global Group, Inc.(c)	52,774	3,460,391
Cabot Corp.(c)	11,681	829,351
Celanese Corp.	25,783	3,232,930
CF Industries Holdings, Inc.	34,483	2,830,365
Chemours Co. (The)	51,405	1,900,957
Cleveland-Cliffs, Inc.(b)	114,946	2,028,797

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Commercial Metals Co.	23,221	$1,328,706
Constellium SE(b)	91,362	1,744,101
Corteva, Inc.	97,615	5,508,414
Crown Holdings, Inc.	26,699	2,476,599
Dow, Inc.	245,500	13,863,385
DuPont de Nemours, Inc.	139,512	10,830,317
Eastman Chemical Co.	45,471	3,891,408
Ecolab, Inc.	29,111	5,331,389
Element Solutions, Inc.	38,280	802,349
FMC Corp.	14,983	1,441,814
Freeport-McMoRan, Inc.	188,309	8,407,997
Graphic Packaging Holding Co.	72,307	1,749,829
H.B. Fuller Co.	11,450	847,644
Huntsman Corp.	74,550	2,219,354
International Flavors & Fragrances, Inc.(c)	53,375	4,516,059
International Paper Co.	191,249	6,896,439
Knife River Corp.(b)(c)	15,357	667,569
Linde PLC	56,125	21,926,354
Louisiana-Pacific Corp.	15,848	1,206,508
LyondellBasell Industries N.V., Class A	110,342	10,908,410
Martin Marietta Materials, Inc.	6,715	2,997,979
Mosaic Co. (The)	72,898	2,971,322
Newmont Corp.	193,507	8,305,320
Nucor Corp.	51,267	8,822,538
O-I Glass, Inc.(b)	68,441	1,571,405
Olin Corp.	31,763	1,832,090
Packaging Corp. of America	21,068	3,230,778
PPG Industries, Inc.	41,539	5,977,462
Reliance Steel & Aluminum Co.	12,902	3,778,480
Royal Gold, Inc.	6,296	756,401
RPM International, Inc.(c)	21,370	2,207,735
Scotts Miracle-Gro Co. (The)(c)	12,085	846,433
Sealed Air Corp.	28,189	1,285,982
Sherwin-Williams Co. (The)	21,363	5,906,869
Silgan Holdings, Inc.	17,924	785,967
Sonoco Products Co.	28,426	1,666,901
Southern Copper Corp. (Mexico)	12,625	1,103,930
Steel Dynamics, Inc.	30,244	3,223,406
Summit Materials, Inc., Class A(b)	31,991	1,157,434
Sylvamo Corp.	17,913	878,991
Trinseo PLC(c)	37,223	655,869
United States Steel Corp.	133,193	3,396,422
Vulcan Materials Co.	14,071	3,102,656
Warrior Met Coal, Inc.	32,668	1,445,559
Westlake Corp.(c)	7,609	1,046,238
WestRock Co.	181,349	6,037,108
		221,133,508
Real Estate-3.16%
Alexandria Real Estate Equities, Inc.	24,444	3,072,122
American Homes 4 Rent, Class A	37,444	1,403,401
American Tower Corp.	44,329	8,436,252
Americold Realty Trust, Inc.	42,199	1,368,092
Anywhere Real Estate, Inc.(b)(c)	144,364	1,209,770
Apartment Income REIT Corp.	26,993	932,338
Apple Hospitality REIT, Inc.	70,125	1,086,937
AvalonBay Communities, Inc.	25,133	4,741,340
Boston Properties, Inc.(c)	52,465	3,495,743
Brandywine Realty Trust	128,534	649,097
Brixmor Property Group, Inc.	74,051	1,683,920
Camden Property Trust	15,747	1,717,840
CBRE Group, Inc., Class A(b)	68,536	5,709,734
Corporate Office Properties Trust	31,455	817,830
	Shares	Value
Real Estate-(continued)
CoStar Group, Inc.(b)	19,368	$1,626,331
Cousins Properties, Inc.(c)	50,420	1,231,761
Crown Castle, Inc.	61,085	6,614,895
CubeSmart(c)	27,887	1,209,180
Cushman & Wakefield PLC(b)	84,977	835,324
DiamondRock Hospitality Co.(c)	95,568	812,328
Digital Realty Trust, Inc.(c)	59,701	7,439,939
DigitalBridge Group, Inc.	79,161	1,268,159
Douglas Emmett, Inc.(c)	77,985	1,146,379
EPR Properties	25,752	1,149,569
Equinix, Inc.	8,474	6,863,262
Equity LifeStyle Properties, Inc.(c)	17,519	1,247,002
Equity Residential	73,130	4,822,192
Essex Property Trust, Inc.	11,483	2,796,685
Extra Space Storage, Inc.	22,824	3,185,546
Federal Realty Investment Trust	14,030	1,424,326
First Industrial Realty Trust, Inc.	15,514	802,074
Gaming and Leisure Properties, Inc.	34,897	1,656,212
Healthcare Realty Trust, Inc.	65,353	1,276,344
Healthpeak Properties, Inc.	113,661	2,481,220
Highwoods Properties, Inc.(c)	42,923	1,084,664
Host Hotels & Resorts, Inc.	183,560	3,377,504
Howard Hughes Corp. (The)(b)(c)	8,355	705,413
Hudson Pacific Properties, Inc.(c)	111,859	656,612
Invitation Homes, Inc.	85,188	3,024,174
Iron Mountain, Inc.(c)	67,980	4,173,972
JBG SMITH Properties, (Acquired 03/20/2020 - 07/25/2023; Cost $1,155,665)(c)(f)	45,244	756,932
Jones Lang LaSalle, Inc.(b)(c)	18,326	3,052,195
Kilroy Realty Corp.	41,167	1,469,662
Kimco Realty Corp.	130,849	2,651,001
Kite Realty Group Trust(c)	40,295	921,950
Lamar Advertising Co., Class A	14,816	1,462,339
LXP Industrial Trust	67,552	680,249
Macerich Co. (The)(c)	127,230	1,622,182
Medical Properties Trust, Inc.(c)	189,903	1,916,121
Mid-America Apartment Communities, Inc.	16,813	2,516,234
NNN REIT, Inc.	28,624	1,221,672
Omega Healthcare Investors, Inc.	62,928	2,007,403
Outfront Media, Inc.	45,070	696,782
Paramount Group, Inc.(c)	152,403	798,592
Park Hotels & Resorts, Inc.(c)	154,305	2,103,177
Phillips Edison & Co., Inc.(c)	23,122	816,438
Physicians Realty Trust(c)	58,952	868,952
Piedmont Office Realty Trust, Inc., Class A	78,928	587,224
PotlatchDeltic Corp.(c)	20,268	1,086,973
Prologis, Inc.	73,172	9,128,207
Public Storage	13,932	3,925,341
Rayonier, Inc.(c)	27,387	907,057
Realty Income Corp.	80,052	4,880,770
Regency Centers Corp.	34,842	2,283,196
Rexford Industrial Realty, Inc.	14,944	823,265
RLJ Lodging Trust(c)	82,946	854,344
Sabra Health Care REIT, Inc.	92,651	1,203,536
SBA Communications Corp., Class A	4,164	911,708
Service Properties Trust	92,783	787,728
Simon Property Group, Inc.	61,931	7,716,603
SITE Centers Corp.(c)	57,551	808,591
SL Green Realty Corp.	53,179	2,005,380
Spirit Realty Capital, Inc.	26,117	1,053,299
STAG Industrial, Inc.	27,956	1,014,803

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Sun Communities, Inc.	14,537	$1,894,171
Sunstone Hotel Investors, Inc.	73,946	753,510
UDR, Inc.	44,549	1,821,163
Uniti Group, Inc.(c)	194,748	1,086,694
Ventas, Inc.	118,669	5,757,820
VICI Properties, Inc.	78,044	2,456,825
Vornado Realty Trust(c)	126,439	2,842,349
W.P. Carey, Inc.	29,224	1,973,497
Welltower, Inc.	100,693	8,271,930
Weyerhaeuser Co.	193,836	6,602,054
Zillow Group, Inc., Class A(b)	7,349	391,114
Zillow Group, Inc., Class C(b)(c)	20,692	1,120,679
		199,747,195
Utilities-4.15%
AES Corp. (The)	177,409	3,837,357
ALLETE, Inc.	17,568	1,008,930
Alliant Energy Corp.	56,268	3,023,842
Ameren Corp.	56,352	4,827,676
American Electric Power Co., Inc.	133,419	11,305,926
American Water Works Co., Inc.	23,775	3,505,148
Atmos Energy Corp.(c)	24,301	2,957,675
Avangrid, Inc.(c)	26,748	991,816
Avista Corp.(c)	25,230	974,887
Black Hills Corp.	20,299	1,224,639
CenterPoint Energy, Inc.	167,642	5,044,348
CMS Energy Corp.	68,911	4,208,395
Consolidated Edison, Inc.	104,030	9,868,286
Constellation Energy Corp.	75,472	7,294,369
Dominion Energy, Inc.	265,437	14,214,151
DTE Energy Co.	50,730	5,798,439
Duke Energy Corp.	236,789	22,168,186
Edison International	114,793	8,260,504
Entergy Corp.	64,533	6,627,539
Essential Utilities, Inc.	34,175	1,445,261
Evergy, Inc.	68,529	4,109,684
Eversource Energy	85,252	6,166,277
Exelon Corp.	308,974	12,933,652
FirstEnergy Corp.	171,503	6,755,503
Hawaiian Electric Industries, Inc.(c)	33,370	1,281,074
IDACORP, Inc.	11,331	1,165,053
National Fuel Gas Co.	21,920	1,164,171
New Jersey Resources Corp.(c)	19,229	859,536
NextEra Energy, Inc.(c)	257,952	18,907,882
NiSource, Inc.	110,791	3,084,422
NorthWestern Corp.	18,362	1,036,902
NRG Energy, Inc.	99,485	3,779,435
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	58,807	$2,125,873
ONE Gas, Inc.(c)	13,446	1,063,982
PG&E Corp.(b)	273,961	4,824,453
Pinnacle West Capital Corp.	41,631	3,447,880
PNM Resources, Inc.	21,805	977,300
Portland General Electric Co.	26,065	1,242,519
PPL Corp.	292,615	8,055,691
Public Service Enterprise Group, Inc.	123,945	7,823,408
Sempra	63,529	9,467,092
Southern Co. (The)	286,806	20,747,546
Southwest Gas Holdings, Inc.	23,098	1,523,082
Spire, Inc.(c)	16,062	1,021,061
UGI Corp.	80,453	2,171,427
Vistra Corp.	160,886	4,514,461
WEC Energy Group, Inc.	66,569	5,981,890
Xcel Energy, Inc.	124,796	7,828,453
		262,647,083
Total Common Stocks & Other Equity Interests (Cost $5,048,109,588)		6,316,593,945
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(g) (Cost $2,062,868)	2,062,868	2,062,868
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,050,172,456)		6,318,656,813
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.01%
Invesco Private Government Fund, 5.24%(e)(g)(h)	71,060,029	71,060,029
Invesco Private Prime Fund, 5.38%(e)(g)(h)	182,462,990	182,462,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $253,511,709)		253,523,019
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $5,303,684,165)		6,572,179,832
OTHER ASSETS LESS LIABILITIES-(3.98)%		(251,317,137)
NET ASSETS-100.00%		$6,320,862,695

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Ltd.	$3,377,265	$16,530	$(54,387)	$(67,183)	$566	$3,272,791	$39,493
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	152,574	43,152,693	(41,242,399)	-	-	2,062,868	31,563
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	84,632,506	196,165,917	(209,738,394)	-	-	71,060,029	973,413*
Invesco Private Prime Fund	216,910,939	375,361,246	(409,809,585)	25,522	(25,132)	182,462,990	2,566,135*
Total	$305,073,284	$614,696,386	$(660,844,765)	$(41,661)	$(24,566)	$258,858,678	$3,610,604

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.97%
Advantage Solutions, Inc.(b)(c)	252,215	$653,237
AMC Entertainment Holdings, Inc., Class A(b)(c)	472,625	2,348,946
Atlanta Braves Holdings, Inc., Class H(b)(c)	3,849	182,212
Atlanta Braves Holdings, Inc., Class H(b)(c)	14,442	588,078
ATN International, Inc.	18,871	685,772
Bandwidth, Inc., Class A(b)	23,189	351,313
Boston Omaha Corp., Class A(b)(c)	14,693	286,807
Bumble, Inc., Class A(b)(c)	65,745	1,217,597
Cardlytics, Inc.(b)(c)	116,090	1,354,770
Cargurus, Inc.(b)	63,635	1,441,969
Cars.com, Inc.(b)	47,376	1,080,647
Clear Channel Outdoor Holdings, Inc.(b)(c)	1,183,645	2,130,561
Cogent Communications Holdings, Inc.	38,817	2,377,153
Consolidated Communications Holdings, Inc.(b)	145,570	521,141
Cumulus Media, Inc., Class A(b)(c)	54,600	346,164
E.W. Scripps Co. (The), Class A(b)(c)	122,253	1,205,415
EchoStar Corp., Class A(b)(c)	144,912	2,815,640
Entravision Communications Corp., Class A(c)	97,766	467,322
fuboTV, Inc.(b)(c)	311,796	1,050,753
Gannett Co., Inc.(b)	484,176	1,365,376
Gogo, Inc.(b)	20,677	311,602
Gray Television, Inc.	312,860	2,962,784
IDT Corp., Class B(b)(c)	21,941	520,441
iHeartMedia, Inc., Class A(b)(c)	318,033	1,504,296
IMAX Corp.(b)	43,379	798,607
Iridium Communications, Inc.	44,471	2,336,951
John Wiley & Sons, Inc., Class A(c)	73,775	2,525,318
Liberty TripAdvisor Holdings, Inc., Class A(b)	266,748	202,995
Madison Square Garden Entertainment Corp.(b)(c)	33,698	1,174,038
Madison Square Garden Sports Corp., Class A	2,673	568,681
Magnite, Inc.(b)(c)	71,351	1,079,541
Marcus Corp. (The)(c)	55,390	864,084
New York Times Co. (The), Class A	88,879	3,622,708
Outbrain, Inc.(b)(c)	113,077	600,439
Pinterest, Inc., Class A(b)	140,459	4,071,906
Playstudios, Inc.(b)	86,883	428,333
Playtika Holding Corp.(b)	97,695	1,166,478
PubMatic, Inc., Class A(b)(c)	26,154	522,819
QuinStreet, Inc.(b)	36,721	326,083
Quotient Technology, Inc.(b)	128,909	507,902
Radius Global Infrastructure, Inc., Class A(b)(c)	38,574	575,138
Roblox Corp., Class A(b)	18,496	725,968
Roku, Inc., Class A(b)(c)	47,921	4,613,355
Scholastic Corp.	47,680	2,059,299
Shenandoah Telecommunications Co.(c)	73,066	1,364,142
Shutterstock, Inc.(c)	10,752	553,190
Sinclair, Inc.(c)	141,915	1,974,038
Sirius XM Holdings, Inc.(c)	592,839	3,023,479
Skillz, Inc.(b)	37,032	442,903
Sphere Entertainment Co.(b)(c)	33,698	1,430,480
Spok Holdings, Inc.	38,885	570,054
Stagwell, Inc.(b)(c)	67,227	451,093
Taboola.com Ltd. (Israel)(b)(c)	255,574	955,847
TechTarget, Inc.(b)(c)	10,629	345,230
Thryv Holdings, Inc.(b)(c)	86,324	2,045,879
Trade Desk, Inc. (The), Class A(b)	39,267	3,583,507
TripAdvisor, Inc.(b)	90,455	1,686,986
TrueCar, Inc.(b)	183,398	449,325
Vimeo, Inc.(b)	208,415	858,670
WideOpenWest, Inc.(b)(c)	137,967	1,136,848
	Shares	Value
Communication Services-(continued)
World Wrestling Entertainment, Inc., Class A(c)	14,014	$1,471,470
Yelp, Inc.(b)	59,942	2,700,387
Ziff Davis, Inc.(b)(c)	46,000	3,335,920
ZipRecruiter, Inc., Class A(b)(c)	20,571	380,975
ZoomInfo Technologies, Inc., Class A(b)(c)	72,141	1,844,645
		87,145,707
Consumer Discretionary-14.47%
1-800-Flowers.com, Inc., Class A(b)(c)	79,054	686,189
2U, Inc.(b)(c)	126,407	604,225
Aaron’s Co., Inc. (The)	127,251	2,013,111
Accel Entertainment, Inc.(b)	39,671	452,249
Acushnet Holdings Corp.(c)	31,841	1,898,679
Adtalem Global Education, Inc.(b)	56,567	2,445,957
Afya Ltd., Class A (Brazil)(b)(c)	31,534	496,030
Allbirds, Inc., Class A(b)	128,119	192,179
American Outdoor Brands, Inc.(b)(c)	35,931	341,345
American Public Education, Inc.(b)	63,397	317,619
America’s Car-Mart, Inc.(b)(c)	9,678	1,152,843
AMMO, Inc.(b)	143,113	297,675
Arco Platform Ltd., Class A (Brazil)(b)(c)	24,341	314,242
Arcos Dorados Holdings, Inc., Class A (Brazil)	205,513	2,322,297
Arko Corp.(c)	149,254	1,244,778
Arrival S.A. (Luxembourg)(b)(c)	19,269	44,511
Bally’s Corp.(b)(c)	99,081	1,613,039
BARK, Inc.(b)(c)	257,067	370,176
Barnes & Noble Education, Inc.(b)	167,095	245,630
Bassett Furniture Industries, Inc.	20,327	357,755
Beazer Homes USA, Inc.(b)	167,630	5,637,397
Big 5 Sporting Goods Corp.(c)	127,157	1,216,892
BJ’s Restaurants, Inc.(b)	32,846	1,236,980
Bloomin’ Brands, Inc.(c)	144,703	3,888,170
Bluegreen Vacations Holding Corp.	16,238	634,743
Boot Barn Holdings, Inc.(b)(c)	23,480	2,204,772
Boyd Gaming Corp.	59,809	4,086,151
Bright Horizons Family Solutions, Inc.(b)(c)	48,372	4,693,535
Brinker International, Inc.(b)	97,291	3,821,590
Buckle, Inc. (The)(c)	61,114	2,234,328
Build-A-Bear Workshop, Inc.	17,093	419,633
Caleres, Inc.(c)	80,764	2,183,859
Camping World Holdings, Inc., Class A(c)	83,258	2,666,754
CarParts.com, Inc.(b)(c)	54,617	274,177
Carriage Services, Inc.(c)	16,724	541,356
Carvana Co.(b)(c)	188,227	8,649,031
Cato Corp. (The), Class A(c)	66,484	565,114
Cavco Industries, Inc.(b)	7,657	2,263,792
Century Communities, Inc.(c)	56,900	4,393,818
Cheesecake Factory, Inc. (The)(c)	63,264	2,326,850
Chegg, Inc.(b)	101,988	1,033,138
Chico’s FAS, Inc.(b)	355,843	2,170,642
Children’s Place, Inc. (The)(b)(c)	43,570	1,369,841
Choice Hotels International, Inc.	13,807	1,805,265
Churchill Downs, Inc.	17,588	2,037,570
Chuy’s Holdings, Inc.(b)(c)	18,246	758,851
Citi Trends, Inc.(b)(c)	26,215	494,153
Clarus Corp.(c)	37,806	336,473
Columbia Sportswear Co.(c)	34,570	2,717,548
Conn’s, Inc.(b)(c)	148,604	731,132
Container Store Group, Inc. (The)(b)	204,462	748,331
ContextLogic, Inc., Class A(b)(c)	75,345	715,778
Cooper-Standard Holdings, Inc.(b)(c)	156,451	2,881,827
Coursera, Inc.(b)(c)	54,672	857,804
Crocs, Inc.(b)(c)	17,400	1,885,290
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Dave & Buster’s Entertainment, Inc.(b)	35,924	$1,645,319
Denny’s Corp.(b)	65,185	766,576
Designer Brands, Inc., Class A(c)	235,281	2,341,046
Despegar.com Corp. (Argentina)(b)	56,614	448,949
Destination XL Group, Inc.(b)	62,457	322,278
Dillard’s, Inc., Class A(c)	4,524	1,551,913
Dine Brands Global, Inc.(c)	15,539	937,312
DoorDash, Inc., Class A(b)	65,255	5,924,501
Dorman Products, Inc.(b)	22,143	1,875,291
DraftKings, Inc., Class A(b)	84,569	2,687,603
Dream Finders Homes, Inc., Class A(b)(c)	29,564	753,882
Duluth Holdings, Inc., Class B(b)(c)	57,556	417,857
El Pollo Loco Holdings, Inc.	34,580	368,277
Ethan Allen Interiors, Inc.(c)	46,660	1,468,390
Etsy, Inc.(b)	20,857	2,120,114
Everi Holdings, Inc.(b)(c)	80,555	1,195,436
Express, Inc.(b)(c)	1,073,539	829,846
Farfetch Ltd., Class A (United Kingdom)(b)(c)	148,728	859,648
Figs, Inc., Class A(b)(c)	46,147	339,642
Fisker, Inc.(b)(c)	60,410	372,730
Five Below, Inc.(b)	17,752	3,698,452
Fossil Group, Inc.(b)	396,026	1,100,952
Fox Factory Holding Corp.(b)(c)	17,559	1,964,852
Franchise Group, Inc.(c)	43,732	1,301,464
Frontdoor, Inc.(b)	77,800	2,716,776
Full House Resorts, Inc.(b)(c)	30,861	198,128
Funko, Inc., Class A(b)(c)	70,701	576,920
Garrett Motion, Inc. (Switzerland)(b)	87,674	682,104
Genesco, Inc.(b)(c)	57,343	1,617,646
Genius Sports Ltd. (United Kingdom)(b)	77,186	605,138
Gentherm, Inc.(b)	28,068	1,677,624
Global-e Online Ltd. (Israel)(b)	14,825	667,866
Golden Entertainment, Inc.(b)	26,388	1,117,268
GoPro, Inc., Class A(b)(c)	207,518	848,749
Grand Canyon Education, Inc.(b)	25,916	2,813,182
Green Brick Partners, Inc.(b)	37,565	2,123,174
Groupon, Inc.(b)(c)	208,613	1,648,043
GrowGeneration Corp.(b)(c)	98,846	393,407
Guess?, Inc.(c)	83,441	1,751,427
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 07/31/2023; Cost $1,143,321)(c)(d)	50,263	1,789,363
Helen of Troy Ltd.(b)(c)	32,753	4,627,999
Hibbett, Inc.(c)	24,500	1,136,800
Hilton Grand Vacations, Inc.(b)(c)	73,204	3,403,986
Holley, Inc.(b)	228,668	1,447,468
Hooker Furnishings Corp.	26,310	528,042
Hovnanian Enterprises, Inc., Class A(b)(c)	35,756	3,812,305
Hyatt Hotels Corp., Class A(c)	25,487	3,220,282
Installed Building Products, Inc.(c)	15,000	2,220,300
iRobot Corp.(b)(c)	52,024	2,080,960
J Jill, Inc.(b)	10,776	244,615
Jack in the Box, Inc.(c)	28,747	2,857,739
JAKKS Pacific, Inc.(b)	14,177	295,449
JOANN, Inc.(c)	139,058	155,745
Johnson Outdoors, Inc., Class A(c)	8,949	529,065
Kirkland’s, Inc.(b)(c)	141,927	442,812
Kontoor Brands, Inc.(c)	73,652	3,119,899
Krispy Kreme, Inc.(c)	79,296	1,221,158
Lands’ End, Inc.(b)(c)	98,442	923,386
Latham Group, Inc.(b)(c)	76,519	301,485
Laureate Education, Inc., Class A	293,875	3,767,478
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc.(c)	91,856	$2,881,523
Lazydays Holdings, Inc.(b)(c)	39,203	513,951
Leslie’s, Inc.(b)(c)	103,889	661,773
LGI Homes, Inc.(b)(c)	33,437	4,639,384
LL Flooring Holdings, Inc.(b)	207,918	817,118
Lovesac Co. (The)(b)(c)	12,446	364,419
Lucid Group, Inc.(b)(c)	106,747	812,345
Malibu Boats, Inc., Class A(b)(c)	20,416	1,223,939
MarineMax, Inc.(b)(c)	63,828	2,574,183
MasterCraft Boat Holdings, Inc.(b)	16,927	518,813
MercadoLibre, Inc. (Brazil)(b)	3,075	3,807,004
Mister Car Wash, Inc.(b)(c)	40,456	401,728
Modine Manufacturing Co.(b)	100,045	3,757,690
Monarch Casino & Resort, Inc.	8,137	564,057
Monro, Inc.(c)	42,809	1,568,950
Motorcar Parts of America, Inc.(b)(c)	43,019	385,880
Movado Group, Inc.	20,818	597,477
National Vision Holdings, Inc.(b)(c)	73,348	1,586,517
Noodles & Co.(b)	63,557	231,983
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	56,989	4,153,358
On Holding AG, Class A (Switzerland)(b)	37,974	1,367,064
OneWater Marine, Inc., Class A(b)(c)	30,351	1,142,715
Overstock.com, Inc.(b)(c)	98,018	3,574,716
Oxford Industries, Inc.(c)	14,283	1,540,422
Papa John’s International, Inc.(c)	20,605	1,704,034
Patrick Industries, Inc.	51,428	4,451,093
Peloton Interactive, Inc., Class A(b)(c)	194,464	1,888,245
Perdoceo Education Corp.(b)	109,047	1,455,777
Petco Health & Wellness Co., Inc.(b)(c)	203,648	1,661,768
PetMed Express, Inc.(c)	37,062	542,958
Planet Fitness, Inc., Class A(b)(c)	15,806	1,067,537
Playa Hotels & Resorts N.V.(b)(c)	70,671	576,675
PlayAGS, Inc.(b)	72,300	478,626
PLBY Group, Inc.(b)(c)	158,775	306,436
Portillo’s, Inc., Class A(b)(c)	13,961	321,801
Purple Innovation, Inc.(c)	72,694	226,805
QuantumScape Corp.(b)(c)	86,101	1,146,004
RCI Hospitality Holdings, Inc.(c)	3,998	278,861
Red Robin Gourmet Burgers, Inc.(b)(c)	121,099	1,761,990
Red Rock Resorts, Inc., Class A	38,644	1,874,234
Revolve Group, Inc.(b)(c)	21,266	419,366
Rocky Brands, Inc.(c)	16,044	322,805
RumbleOn, Inc., Class B(b)(c)	59,461	610,664
SeaWorld Entertainment, Inc.(b)	18,369	1,017,092
Shake Shack, Inc., Class A(b)(c)	16,095	1,249,938
Shoe Carnival, Inc.	29,377	781,722
Skyline Champion Corp.(b)(c)	33,156	2,309,647
Sleep Number Corp.(b)(c)	67,126	1,858,719
Smith & Wesson Brands, Inc.(c)	110,143	1,402,120
Solid Power, Inc.(b)	110,020	314,657
Sonos, Inc.(b)(c)	88,364	1,514,559
Sportradar Holding AG (Switzerland)(b)	37,245	548,619
Sportsman’s Warehouse Holdings, Inc.(b)(c)	153,139	964,776
Standard Motor Products, Inc.	42,784	1,633,065
Steven Madden Ltd.(c)	73,803	2,463,544
Stitch Fix, Inc., Class A(b)	248,297	1,268,798
Stoneridge, Inc.(b)(c)	46,366	947,721
Strategic Education, Inc.(c)	27,819	2,089,207
Stride, Inc.(b)(c)	46,655	1,782,688
Sturm Ruger & Co., Inc.(c)	31,529	1,669,461
Sweetgreen, Inc., Class A(b)(c)	70,324	1,059,783
Tile Shop Holdings, Inc.(b)(c)	62,837	399,643

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Tilly’s, Inc., Class A(b)(c)	92,247	$799,781
Topgolf Callaway Brands Corp.(b)(c)	132,834	2,652,695
Traeger, Inc.(b)(c)	83,730	373,436
Tupperware Brands Corp.(b)(c)	450,076	1,921,825
Udemy, Inc.(b)(c)	32,647	385,561
Unifi, Inc.(b)(c)	50,990	403,331
Universal Electronics, Inc.(b)(c)	31,369	350,392
Universal Technical Institute, Inc.(b)	57,315	417,253
Upbound Group, Inc.(c)	115,664	4,005,444
Vera Bradley, Inc.(b)(c)	127,826	861,547
Vista Outdoor, Inc.(b)	115,642	3,503,953
Visteon Corp.(b)	22,334	3,441,446
VOXX International Corp.(b)(c)	42,493	392,635
Vroom, Inc.(b)(c)	1,839,065	4,248,240
Warby Parker, Inc., Class A(b)(c)	29,978	447,871
Wendy’s Co. (The)	142,274	3,057,468
Wingstop, Inc.	8,050	1,357,069
Winmark Corp.	1,011	367,458
Winnebago Industries, Inc.(c)	46,570	3,204,016
Wolverine World Wide, Inc.(c)	169,640	2,149,339
WW International, Inc.(b)(c)	457,699	5,332,193
Wyndham Hotels & Resorts, Inc.	52,214	4,068,515
YETI Holdings, Inc.(b)(c)	50,134	2,135,708
Zumiez, Inc.(b)	55,232	1,041,676
		317,726,531
Consumer Staples-4.16%
Adecoagro S.A. (Brazil)	296,271	3,288,608
Alico, Inc.(c)	12,210	316,239
Andersons, Inc. (The)	79,569	3,884,559
BellRing Brands, Inc.(b)	47,129	1,694,288
Benson Hill, Inc.(b)(c)	125,127	173,927
Beyond Meat, Inc.(b)(c)	17,412	299,486
Blue Apron Holdings, Inc., Class A(b)(c)	32,560	175,496
Boston Beer Co., Inc. (The), Class A(b)(c)	6,747	2,506,106
Calavo Growers, Inc.(c)	37,755	1,424,496
Cal-Maine Foods, Inc.	27,663	1,277,754
Central Garden & Pet Co.(b)	18,294	740,541
Central Garden & Pet Co., Class A(b)	75,506	2,885,839
Chefs’ Warehouse, Inc. (The)(b)(c)	38,956	1,415,661
Coca-Cola Consolidated, Inc.	4,649	2,944,723
Coty, Inc., Class A(b)	349,911	4,212,928
Dole PLC	203,813	2,692,370
Duckhorn Portfolio, Inc. (The)(b)	32,003	402,598
Edgewell Personal Care Co.(c)	86,398	3,404,945
elf Beauty, Inc.(b)	9,321	1,087,947
Energizer Holdings, Inc.(c)	108,665	3,879,340
Fresh Del Monte Produce, Inc.	84,794	2,253,825
Fresh Market, Inc.(b)(e)	8,153	0
Freshpet, Inc.(b)(c)	13,164	968,081
Grocery Outlet Holding Corp.(b)(c)	112,606	3,766,671
Hain Celestial Group, Inc. (The)(b)	192,346	2,437,024
Hostess Brands, Inc.(b)	145,243	3,491,642
Ingles Markets, Inc., Class A	35,239	2,988,267
Inter Parfums, Inc.	7,749	1,158,940
J&J Snack Foods Corp.	11,551	1,851,856
John B. Sanfilippo & Son, Inc.	15,347	1,671,442
Lancaster Colony Corp.(c)	11,806	2,274,190
Medifast, Inc.(c)	14,435	1,470,782
MGP Ingredients, Inc.(c)	7,299	832,159
Mission Produce, Inc.(b)(c)	57,042	662,828
National Beverage Corp.(b)(c)	23,887	1,262,428
Natural Grocers by Vitamin Cottage, Inc.	30,286	377,061
	Shares	Value
Consumer Staples-(continued)
Olaplex Holdings, Inc.(b)(c)	53,409	$192,272
Pilgrim’s Pride Corp.(b)	125,031	3,097,018
PriceSmart, Inc.	39,006	3,031,936
Reynolds Consumer Products, Inc.(c)	61,024	1,689,144
Seneca Foods Corp., Class A(b)	22,878	882,290
Simply Good Foods Co. (The)(b)(c)	49,403	1,912,390
Sovos Brands, Inc.(b)(c)	36,663	652,601
Turning Point Brands, Inc.(c)	25,963	619,218
Universal Corp.	60,808	3,075,061
USANA Health Sciences, Inc.(b)	19,047	1,236,341
Utz Brands, Inc.(c)	34,116	571,443
Vector Group Ltd.	241,577	3,169,490
Village Farms International, Inc. (Canada)(b)	331,629	208,860
Village Super Market, Inc., Class A	13,324	310,183
WD-40 Co.(c)	7,446	1,708,857
Weis Markets, Inc.	31,880	2,114,919
Whole Earth Brands, Inc.(b)(c)	150,329	608,832
		91,255,902
Energy-5.83%
Adams Resources & Energy, Inc.	10,314	357,174
Antero Midstream Corp.(c)	321,943	3,843,999
Archrock, Inc.	301,932	3,520,527
Ardmore Shipping Corp. (Ireland)(c)	33,205	467,526
Berry Corp.	156,204	1,218,391
Bristow Group, Inc.(b)	39,214	1,206,615
Cactus, Inc., Class A(c)	18,634	946,235
Callon Petroleum Co.(b)(c)	67,773	2,545,554
ChampionX Corp.	114,356	4,071,074
Chord Energy Corp.	14,020	2,198,897
Clean Energy Fuels Corp.(b)(c)	128,073	631,400
Comstock Resources, Inc.(c)	93,929	1,197,595
CONSOL Energy, Inc.(c)	58,903	4,389,452
Core Laboratories, Inc.(c)	77,894	2,024,465
Crescent Energy Co., Class A(c)	27,953	331,802
CVR Energy, Inc.(c)	86,779	3,188,260
Denbury, Inc.(b)	26,720	2,348,955
DHT Holdings, Inc.	215,653	2,124,182
Diamond Offshore Drilling, Inc.(b)	127,185	2,013,339
DMC Global, Inc.(b)(c)	19,825	373,900
Dorian LPG Ltd.	54,651	1,625,321
Dril-Quip, Inc.(b)	37,479	970,331
Earthstone Energy, Inc., Class A(b)(c)	27,589	440,872
Enviva, Inc.(c)	21,354	287,638
Expro Group Holdings N.V.(b)	57,012	1,265,096
Forum Energy Technologies, Inc.(b)(c)	12,290	334,411
Geopark Ltd. (Colombia)(c)	49,216	497,574
Gevo, Inc.(b)(c)	222,923	383,428
Golar LNG Ltd. (Cameroon)(c)	103,145	2,487,857
Gran Tierra Energy, Inc. (Colombia)(b)(c)	144,526	1,024,689
Green Plains, Inc.(b)(c)	69,804	2,478,740
Gulfport Energy Corp.(b)	12,621	1,293,021
Hallador Energy Co.(b)(c)	39,360	362,899
Helix Energy Solutions Group, Inc.(b)(c)	340,034	3,264,326
International Seaways, Inc.	29,911	1,282,883
Kosmos Energy Ltd. (Ghana)(b)(c)	356,753	2,532,946
Liberty Energy, Inc., Class A	140,038	2,306,426
Magnolia Oil & Gas Corp., Class A(c)	82,846	1,835,039
Mammoth Energy Services, Inc.(b)(c)	85,416	417,684
Matador Resources Co.	59,599	3,315,492
Nabors Industries Ltd.(b)(c)	24,923	3,052,818
NACCO Industries, Inc., Class A	8,624	319,002
Navigator Holdings Ltd.(b)	55,092	769,635

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
New Fortress Energy, Inc.(c)	11,119	$317,447
Newpark Resources, Inc.(b)	257,174	1,419,601
NexTier Oilfield Solutions, Inc.(b)	193,601	2,307,724
Noble Corp. PLC(b)(c)	31,228	1,632,288
Nordic American Tankers Ltd.	279,455	1,226,807
Northern Oil and Gas, Inc.(c)	16,791	661,062
Oceaneering International, Inc.(b)	103,113	2,314,887
Oil States International, Inc.(b)	126,731	1,018,917
Overseas Shipholding Group, Inc., Class A(b)	195,218	798,442
Par Pacific Holdings, Inc.(b)	108,142	3,404,310
Patterson-UTI Energy, Inc.(c)	270,390	4,282,978
Permian Resources Corp.(c)	177,326	2,072,941
ProPetro Holding Corp.(b)	215,819	2,253,150
Range Resources Corp.	155,822	4,897,485
REX American Resources Corp.(b)	26,282	972,960
RPC, Inc.	82,105	683,114
SandRidge Energy, Inc.(c)	24,852	424,472
Scorpio Tankers, Inc. (Monaco)	35,341	1,662,441
Select Water Solutions, Inc., Class A	108,666	913,881
SFL Corp. Ltd. (Norway)(c)	322,373	3,178,598
SilverBow Resources, Inc.(b)(c)	21,590	773,138
Solaris Oilfield Infrastructure, Inc., Class A(c)	37,640	411,405
Talos Energy, Inc.(b)	147,443	2,359,088
Teekay Corp. (Bermuda)(b)	326,872	2,176,968
Teekay Tankers Ltd., Class A (Canada)	27,882	1,215,934
Tellurian, Inc.(b)(c)	244,857	421,154
TETRA Technologies, Inc.(b)	230,766	1,036,139
Texas Pacific Land Corp.(c)	1,154	1,738,270
Tidewater, Inc.(b)	20,929	1,320,829
Tsakos Energy Navigation Ltd. (Greece)	68,606	1,437,982
US Silica Holdings, Inc.(b)	136,897	1,781,030
VAALCO Energy, Inc.(c)	87,555	389,620
Valaris Ltd.(b)	25,339	1,946,035
Vital Energy, Inc.(b)(c)	46,072	2,431,680
W&T Offshore, Inc.(b)(c)	160,410	702,596
		128,132,843
Financials-18.16%
1st Source Corp.	22,550	1,057,595
Acacia Research Corp.(b)(c)	83,544	333,341
AFC Gamma, Inc.(c)	23,190	320,486
Affirm Holdings, Inc.(b)(c)	168,361	3,264,520
AG Mortgage Investment Trust, Inc.(c)	80,752	532,963
Amalgamated Financial Corp.	20,246	404,110
A-Mark Precious Metals, Inc.	101,393	4,135,820
Ambac Financial Group, Inc.(b)	136,987	1,936,996
Amerant Bancorp, Inc.(c)	31,458	623,498
AMERISAFE, Inc.	38,873	2,026,061
Arbor Realty Trust, Inc.(c)	244,759	4,138,875
Ares Commercial Real Estate Corp.(c)	110,407	1,176,939
Argo Group International Holdings Ltd.(c)	89,736	2,665,159
ARMOUR Residential REIT, Inc.	157,706	805,878
Arrow Financial Corp.(c)	10,624	213,755
AssetMark Financial Holdings, Inc.(b)	16,082	480,852
Atlanticus Holdings Corp.(b)(c)	8,793	357,875
Avantax, Inc.(b)	30,474	788,667
AvidXchange Holdings, Inc.(b)(c)	59,927	743,694
Axos Financial, Inc.(b)(c)	59,813	2,811,211
B. Riley Financial, Inc.(c)	58,174	3,230,402
Banc of California, Inc.	71,887	1,021,514
BancFirst Corp.(c)	16,687	1,667,031
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	42,615	993,782
	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)	34,099	$1,292,352
Bank First Corp.(c)	5,701	503,740
Bank of Marin Bancorp	17,148	359,765
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	63,563	2,042,279
Banner Corp.	52,609	2,504,715
Bar Harbor Bankshares	13,102	357,816
BayCom Corp.(c)	14,702	296,392
BCB Bancorp, Inc.	25,780	331,273
Berkshire Hills Bancorp, Inc.	59,380	1,354,458
BGC Group, Inc., Class A(c)	666,909	3,174,487
Blue Foundry Bancorp(b)(c)	34,293	350,132
Bridgewater Bancshares, Inc.(b)(c)	28,465	304,860
Bright Health Group, Inc.(b)(c)	9,420	119,069
Brightsphere Investment Group, Inc.	55,332	1,177,465
BrightSpire Capital, Inc.(c)	248,335	1,827,746
Brookline Bancorp, Inc.	124,613	1,330,867
BRP Group, Inc., Class A(b)(c)	13,768	342,961
Business First Bancshares, Inc.(c)	28,713	587,181
Byline Bancorp, Inc.	29,583	649,347
Cambridge Bancorp	7,801	480,074
Camden National Corp.(c)	18,879	652,836
Cannae Holdings, Inc.(b)	150,202	3,061,117
Capital City Bank Group, Inc.	14,806	480,159
Capitol Federal Financial, Inc.	354,406	2,349,712
Capstar Financial Holdings, Inc.	25,372	377,535
Carter Bankshares, Inc.(b)	22,981	337,591
Cass Information Systems, Inc.(c)	12,704	482,117
Central Pacific Financial Corp.	53,197	970,313
Cherry Hill Mortgage Investment Corp.(c)	54,825	238,489
City Holding Co.(c)	15,255	1,508,872
Civista Bancshares, Inc.	14,796	269,879
CNA Financial Corp.	80,749	3,162,131
CNB Financial Corp.	29,429	572,688
Cohen & Steers, Inc.(c)	24,621	1,583,377
Columbia Financial, Inc.(b)(c)	23,583	412,231
Community Trust Bancorp, Inc.	26,936	1,033,804
Compass Diversified Holdings(c)	149,031	3,357,668
ConnectOne Bancorp, Inc.(c)	55,879	1,143,843
Consumer Portfolio Services, Inc.(b)(c)	33,893	434,169
Credit Acceptance Corp.(b)(c)	7,004	3,898,426
CrossFirst Bankshares, Inc.(b)(c)	44,506	519,385
Customers Bancorp, Inc.(b)(c)	79,335	3,330,483
CVB Financial Corp.(c)	156,108	2,945,758
Diamond Hill Investment Group, Inc.(c)	5,313	964,363
Dime Community Bancshares, Inc.	42,547	953,053
Donegal Group, Inc., Class A	24,385	355,289
Donnelley Financial Solutions, Inc.(b)	32,535	1,538,906
Dynex Capital, Inc.	76,777	1,001,940
Eagle Bancorp, Inc.(c)	47,339	1,311,290
Eastern Bankshares, Inc.(c)	217,719	3,074,192
eHealth, Inc.(b)	102,109	771,944
Ellington Financial, Inc.	55,523	750,671
Ellington Residential Mortgage REIT	39,175	285,194
Employers Holdings, Inc.	51,008	1,970,439
Encore Capital Group, Inc.(b)(c)	61,321	3,280,674
Enova International, Inc.(b)(c)	61,681	3,398,006
Enterprise Financial Services Corp.(c)	35,573	1,458,493
Equity Bancshares, Inc., Class A(c)	20,693	562,022
EVERTEC, Inc.	42,152	1,657,838
F&G Annuities & Life, Inc.(c)	65,008	1,703,210
Farmers & Merchants Bancorp, Inc.(c)	11,518	245,564

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Farmers National Banc Corp.(c)	48,369	$665,074
FB Financial Corp.(c)	37,970	1,344,897
Federal Agricultural Mortgage Corp., Class C	11,149	1,792,202
Financial Institutions, Inc.(c)	16,962	325,331
First Bancorp	237,576	3,528,004
First Bancorp/Southern Pines NC(c)	36,045	1,192,369
First Bancshares, Inc. (The)(c)	18,895	591,602
First Busey Corp.(c)	71,361	1,545,679
First Business Financial Services, Inc.	10,884	369,947
First Commonwealth Financial Corp.	134,758	1,945,906
First Community Bankshares, Inc.	13,189	443,546
First Financial Bankshares, Inc.(c)	80,886	2,636,075
First Financial Corp.	21,403	817,809
First Foundation, Inc.(c)	80,849	591,006
First Internet Bancorp	18,189	409,980
First Interstate BancSystem, Inc., Class A	93,057	2,673,528
First Merchants Corp.(c)	73,758	2,369,107
First Mid Bancshares, Inc.(c)	14,092	431,356
First of Long Island Corp. (The)(c)	32,138	448,004
FirstCash Holdings, Inc.(c)	35,158	3,349,854
Five Star Bancorp(c)	11,407	281,525
Flushing Financial Corp.	62,639	988,443
Flywire Corp.(b)	12,664	432,349
Focus Financial Partners, Inc., Class A(b)	39,920	2,089,014
Franklin BSP Realty Trust, Inc.(c)	133,164	1,904,245
FS Bancorp, Inc.	7,818	242,358
German American Bancorp, Inc.(c)	25,354	746,929
Granite Point Mortgage Trust, Inc.	328,132	1,880,196
Great Ajax Corp.	33,189	229,004
Great Southern Bancorp, Inc.(c)	12,077	668,220
Green Dot Corp., Class A(b)	130,201	2,545,430
Greenhill & Co., Inc.	35,606	523,408
Greenlight Capital Re Ltd., Class A(b)(c)	48,262	496,133
Hamilton Lane, Inc., Class A(c)	11,325	1,001,470
Hanmi Financial Corp.	56,908	1,081,252
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	62,686	1,636,731
HarborOne Bancorp, Inc.	51,101	536,049
HBT Financial, Inc.(c)	12,777	253,496
HCI Group, Inc.	10,012	628,854
Heartland Financial USA, Inc.	59,910	2,057,309
Heritage Commerce Corp.	87,647	841,411
Heritage Financial Corp.	50,558	948,468
Hilltop Holdings, Inc.	103,010	3,186,099
Hingham Institution for Savings (The)(c)	1,337	297,416
Hippo Holdings, Inc.(b)(c)	36,723	631,636
HomeStreet, Inc.(c)	42,859	394,303
HomeTrust Bancshares, Inc.	16,160	392,850
Hope Bancorp, Inc.	287,418	3,121,359
Horace Mann Educators Corp.	90,709	2,733,062
Horizon Bancorp, Inc.	73,054	905,139
Houlihan Lokey, Inc.(c)	32,344	3,229,548
I3 Verticals, Inc., Class A(b)	12,521	313,150
Independent Bank Corporation	35,583	735,145
Independent Bank Group, Inc.	51,584	2,314,574
Interactive Brokers Group, Inc., Class A(c)	20,652	1,803,539
International Bancshares Corp.	75,916	3,768,470
International Money Express, Inc.(b)	18,297	443,336
Invesco Mortgage Capital, Inc.(c)(f)	62,244	747,550
James River Group Holdings Ltd.	80,247	1,483,767
Kearny Financial Corp.	126,291	1,084,840
Kinsale Capital Group, Inc.	3,233	1,204,713
	Shares	Value
Financials-(continued)
KKR Real Estate Finance Trust, Inc.(c)	140,006	$1,744,475
Ladder Capital Corp.	304,062	3,341,641
Lakeland Bancorp, Inc.	72,029	1,088,358
Lakeland Financial Corp.	20,482	1,135,522
Lemonade, Inc.(b)(c)	39,725	923,606
LendingClub Corp.(b)	153,042	1,284,022
LendingTree, Inc.(b)(c)	28,925	705,770
Live Oak Bancshares, Inc.(c)	25,360	960,383
Macatawa Bank Corp.	35,629	350,946
MarketAxess Holdings, Inc.	9,129	2,457,709
Marqeta, Inc., Class A(b)	228,287	1,273,841
Mercantile Bank Corp.(c)	15,079	529,574
Merchants Bancorp(c)	15,818	500,007
Mercury General Corp.	91,344	2,939,450
Metrocity Bankshares, Inc.	16,403	351,680
Metropolitan Bank Holding Corp.(b)(c)	14,102	638,680
Mid Penn Bancorp, Inc.	16,563	389,231
Midland States Bancorp, Inc.(c)	31,136	729,516
MidWestOne Financial Group, Inc.	14,832	363,829
Moelis & Co., Class A	83,823	4,093,077
Morningstar, Inc.(c)	9,228	2,126,869
National Bank Holdings Corp., Class A	27,011	928,098
National Western Life Group, Inc., Class A(c)	4,204	1,772,701
NBT Bancorp, Inc.	62,476	2,324,107
Nelnet, Inc., Class A	22,041	2,175,006
New York Mortgage Trust, Inc.(c)	317,598	3,223,620
Nicolet Bankshares, Inc.(c)	13,153	1,100,248
NMI Holdings, Inc., Class A(b)	104,390	2,788,257
Northeast Bank	7,260	345,866
Northfield Bancorp, Inc.	65,968	803,490
Northrim BanCorp, Inc.	8,594	410,793
Northwest Bancshares, Inc.	234,612	2,899,804
NU Holdings Ltd., Class A (Brazil)(b)(c)	500,634	3,985,047
OceanFirst Financial Corp.	93,345	1,739,017
Ocwen Financial Corp.(b)(c)	18,946	639,617
OFG Bancorp	66,970	2,242,825
Old Second Bancorp, Inc.	33,741	539,519
Open Lending Corp., Class A(b)(c)	42,142	475,783
Oportun Financial Corp.(b)(c)	104,620	643,413
Orchid Island Capital, Inc.(c)	60,719	632,692
Origin Bancorp, Inc.(c)	19,727	643,100
Oscar Health, Inc., Class A(b)	205,907	1,548,421
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	311,735	3,541,310
Palomar Holdings, Inc.(b)(c)	9,515	576,228
Park National Corp.(c)	17,987	2,005,910
Pathward Financial, Inc.	32,530	1,690,259
Payoneer Global, Inc.(b)(c)	84,933	451,844
Paysafe Ltd.(b)(c)	99,200	1,193,376
Peapack-Gladstone Financial Corp.	20,162	589,335
Peoples Bancorp, Inc.	44,998	1,267,594
Perella Weinberg Partners(c)	29,901	295,422
Piper Sandler Cos.	17,095	2,502,024
PJT Partners, Inc., Class A(c)	9,516	754,714
PRA Group, Inc.(b)	70,232	1,675,736
Preferred Bank	14,760	975,341
Premier Financial Corp.	51,963	1,125,519
ProAssurance Corp.	169,187	2,842,342
PROG Holdings, Inc.(b)(c)	132,060	5,358,995
Provident Financial Services, Inc.	130,655	2,422,344
QCR Holdings, Inc.	17,587	900,982
RBB Bancorp	20,429	299,693
Ready Capital Corp.	315,126	3,646,008

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Redwood Trust, Inc.(c)	399,349	$3,007,098
Regional Management Corp.	15,077	489,852
Remitly Global, Inc.(b)(c)	32,929	634,871
Renasant Corp.	91,623	2,834,816
Repay Holdings Corp.(b)(c)	99,783	833,188
Republic Bancorp, Inc., Class A(c)	7,318	335,384
Republic First Bancorp, Inc.(b)	156,119	160,803
RLI Corp.	24,623	3,284,954
Root, Inc., Class A(b)(c)	60,561	659,509
Runway Growth Finance Corp.(c)	31,597	406,021
Ryan Specialty Holdings, Inc., Class A(b)(c)	16,291	706,052
S&T Bancorp, Inc.	58,445	1,845,693
Safety Insurance Group, Inc.	27,903	2,009,016
Sandy Spring Bancorp, Inc.	76,181	1,864,149
Sculptor Capital Management, Inc.(c)	55,766	610,638
Seacoast Banking Corp. of Florida(c)	42,879	1,059,540
Selectquote, Inc.(b)	219,529	414,910
ServisFirst Bancshares, Inc.(c)	28,930	1,726,542
Shift4 Payments, Inc., Class A(b)(c)	12,028	829,812
Shore Bancshares, Inc.	23,289	277,139
SiriusPoint Ltd. (Bermuda)(b)(c)	277,712	2,593,830
SmartFinancial, Inc.	15,938	400,363
South Plains Financial, Inc.	16,278	437,064
Southern First Bancshares, Inc.(b)(c)	9,824	296,488
Southern Missouri Bancorp, Inc.(c)	6,976	335,336
Southside Bancshares, Inc.	48,412	1,607,763
Stellar Bancorp, Inc.(c)	23,298	579,188
StepStone Group, Inc., Class A	35,103	985,341
Stewart Information Services Corp.(c)	75,908	3,577,544
Stock Yards Bancorp, Inc.(c)	20,689	989,141
StoneCo Ltd., Class A (Brazil)(b)(c)	383,431	5,555,915
StoneX Group, Inc.(b)	19,123	1,759,507
Summit Financial Group, Inc.	11,871	267,810
TFS Financial Corp.(c)	53,764	780,116
Third Coast Bancshares, Inc.(b)	15,585	322,298
Tiptree, Inc.	27,384	404,462
Toast, Inc., Class A(b)(c)	46,123	1,017,935
Tompkins Financial Corp.	16,945	1,019,411
Towne Bank(c)	80,791	2,042,396
TPG RE Finance Trust, Inc.	221,417	1,727,053
TPG, Inc.(c)	96,544	2,841,290
Tradeweb Markets, Inc., Class A(c)	37,355	3,055,265
TriCo Bancshares(c)	29,629	1,107,532
Triumph Financial, Inc.(b)(c)	24,532	1,739,564
Trupanion, Inc.(b)(c)	10,441	322,105
TrustCo Bank Corp.	33,017	1,003,387
Trustmark Corp.	115,920	3,044,059
Two Harbors Investment Corp.	220,665	2,959,118
United Community Banks, Inc.(c)	112,782	3,278,573
United Fire Group, Inc.	35,438	851,930
Universal Insurance Holdings, Inc.	99,335	1,542,673
Univest Financial Corp.	42,170	822,315
Upstart Holdings, Inc.(b)(c)	54,322	3,731,378
Veritex Holdings, Inc.	63,881	1,374,080
Victory Capital Holdings, Inc., Class A	12,676	420,336
Virtu Financial, Inc., Class A(c)	180,704	3,353,866
Virtus Investment Partners, Inc.	9,221	1,897,036
Walker & Dunlop, Inc.	37,737	3,433,312
Washington Federal, Inc.(c)	101,946	3,164,404
Washington Trust Bancorp, Inc.	28,112	901,271
Waterstone Financial, Inc.	32,451	452,691
WesBanco, Inc.(c)	89,733	2,513,421
	Shares	Value
Financials-(continued)
West Bancorporation, Inc.(c)	13,806	$276,948
Westamerica Bancorporation	32,613	1,604,233
White Mountains Insurance Group Ltd.(c)	2,270	3,511,735
WisdomTree, Inc.	121,676	846,865
World Acceptance Corp.(b)(c)	12,092	1,909,206
WSFS Financial Corp.	56,260	2,461,375
XP, Inc., Class A (Brazil)(b)(c)	289,833	7,828,389
		398,639,631
Health Care-9.88%
10X Genomics, Inc., Class A(b)	14,898	938,276
23andMe Holding Co., Class A(b)(c)	215,471	413,704
2seventy bio, Inc.(b)(c)	32,655	247,851
Acadia Pharmaceuticals, Inc.(b)(c)	28,767	841,147
Accolade, Inc.(b)(c)	70,679	1,061,599
Accuray, Inc.(b)(c)	135,216	576,020
AdaptHealth Corp.(b)(c)	88,497	1,215,949
Adaptive Biotechnologies Corp.(b)(c)	51,699	436,340
Addus HomeCare Corp.(b)	11,178	1,023,569
Agiliti, Inc.(b)(c)	21,231	364,536
agilon health, inc.(b)(c)	40,437	774,369
Agios Pharmaceuticals, Inc.(b)(c)	45,673	1,211,248
Alignment Healthcare, Inc.(b)(c)	48,275	299,788
Alkermes PLC(b)(c)	67,737	1,983,339
Allogene Therapeutics, Inc.(b)(c)	66,152	328,114
Alnylam Pharmaceuticals, Inc.(b)	3,723	727,474
Amedisys, Inc.(b)	33,256	3,020,975
American Well Corp., Class A(b)(c)	280,651	687,595
Amicus Therapeutics, Inc.(b)(c)	31,002	422,247
Amneal Pharmaceuticals, Inc.(b)	361,757	1,157,622
Amphastar Pharmaceuticals, Inc.(b)	19,735	1,197,717
AngioDynamics, Inc.(b)(c)	44,026	382,586
ANI Pharmaceuticals, Inc.(b)	11,270	592,238
Anika Therapeutics, Inc.(b)(c)	15,666	365,488
Apollo Medical Holdings, Inc.(b)(c)	24,897	911,977
Arcus Biosciences, Inc.(b)(c)	30,165	600,283
Arrowhead Pharmaceuticals, Inc.(b)(c)	12,932	446,413
Artivion, Inc.(b)(c)	41,422	721,571
Arvinas, Inc.(b)(c)	19,327	477,763
Assertio Holdings, Inc.(b)(c)	72,862	414,585
Atea Pharmaceuticals, Inc.(b)(c)	189,196	648,942
AtriCure, Inc.(b)	14,992	829,807
Atrion Corp.(c)	688	385,700
Aurinia Pharmaceuticals, Inc. (Canada)(b)	53,094	614,829
Avanos Medical, Inc.(b)	61,934	1,515,525
Avidity Biosciences, Inc.(b)	11,233	106,826
Axonics, Inc.(b)	8,616	520,148
Azenta, Inc.(b)(c)	42,448	1,994,207
Beam Therapeutics, Inc.(b)(c)	16,296	503,058
BioLife Solutions, Inc.(b)(c)	16,136	320,784
Bionano Genomics, Inc.(b)	216,224	127,075
Bio-Techne Corp.	41,615	3,470,691
Bluebird Bio, Inc.(b)(c)	51,628	202,898
Blueprint Medicines Corp.(b)(c)	23,225	1,532,850
Brookdale Senior Living, Inc.(b)(c)	1,074,063	3,780,702
Bruker Corp.	36,146	2,483,953
Butterfly Network, Inc.(b)(c)	124,652	320,356
C4 Therapeutics, Inc.(b)(c)	54,806	213,195
Cano Health, Inc.(b)	239,040	351,389
CareDx, Inc.(b)(c)	33,440	364,830
CareMax, Inc.(b)(c)	67,569	161,490
Caribou Biosciences, Inc.(b)(c)	49,553	356,286
Castle Biosciences, Inc.(b)(c)	15,036	253,357

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Catalyst Pharmaceuticals, Inc.(b)	18,757	$259,409
Celldex Therapeutics, Inc.(b)(c)	8,979	317,497
Certara, Inc.(b)(c)	50,652	986,194
Chemed Corp.	5,718	2,979,593
Chinook Therapeutics, Inc.(b)	14,896	583,625
Clover Health Investments Corp.(b)(c)	822,285	1,027,856
Collegium Pharmaceutical, Inc.(b)	20,701	471,155
Computer Programs and Systems, Inc.(b)(c)	15,912	417,213
CONMED Corp.(c)	18,843	2,280,945
Corcept Therapeutics, Inc.(b)(c)	36,771	936,925
CorVel Corp.(b)	2,879	588,928
Crinetics Pharmaceuticals, Inc.(b)(c)	14,678	278,882
CRISPR Therapeutics AG (Switzerland)(b)(c)	43,491	2,493,339
Cross Country Healthcare, Inc.(b)(c)	44,740	1,154,292
CryoPort, Inc.(b)(c)	27,537	442,520
Cue Health, Inc.(b)	231,206	102,887
Cytek Biosciences, Inc.(b)(c)	38,034	340,785
Denali Therapeutics, Inc.(b)(c)	25,638	728,888
DocGo, Inc.(b)(c)	47,757	400,681
Doximity, Inc., Class A(b)(c)	20,631	737,146
Eagle Pharmaceuticals, Inc.(b)(c)	12,424	257,922
Editas Medicine, Inc.(b)(c)	53,727	471,723
Embecta Corp.(c)	122,519	2,614,555
Emergent BioSolutions, Inc.(b)(c)	239,528	1,647,953
Enanta Pharmaceuticals, Inc.(b)(c)	9,305	176,516
Enhabit, Inc.(b)(c)	181,750	2,495,427
Ensign Group, Inc. (The)	29,403	2,848,269
EQRx, Inc.(b)(c)	280,393	479,472
Evolent Health, Inc., Class A(b)(c)	29,771	904,741
Exact Sciences Corp.(b)	62,774	6,122,976
Fate Therapeutics, Inc.(b)(c)	84,014	346,978
FibroGen, Inc.(b)(c)	13,724	28,271
Fulgent Genetics, Inc.(b)(c)	43,381	1,684,484
Generation Bio Co.(b)(c)	60,420	306,934
Glaukos Corp.(b)	13,356	1,030,282
Globus Medical, Inc., Class A(b)(c)	41,422	2,496,504
Guardant Health, Inc.(b)	25,499	994,971
Haemonetics Corp.(b)	27,968	2,579,768
Halozyme Therapeutics, Inc.(b)(c)	14,483	622,190
Health Catalyst, Inc.(b)(c)	44,684	626,917
HealthEquity, Inc.(b)	40,134	2,726,704
HealthStream, Inc.	22,178	498,561
ICU Medical, Inc.(b)(c)	15,277	2,722,056
ImmunoGen, Inc.(b)	92,063	1,640,563
Inari Medical, Inc.(b)(c)	5,576	318,222
Inmode Ltd.(b)	20,762	890,897
Innoviva, Inc.(b)(c)	92,900	1,258,795
Inogen, Inc.(b)(c)	31,603	258,196
Inovio Pharmaceuticals, Inc.(b)(c)	248,843	132,384
Insmed, Inc.(b)(c)	22,117	488,565
Inspire Medical Systems, Inc.(b)	1,087	312,849
Insulet Corp.(b)	5,114	1,415,299
Integer Holdings Corp.(b)	41,990	3,883,235
Integra LifeSciences Holdings Corp.(b)	56,882	2,586,425
Intellia Therapeutics, Inc.(b)(c)	24,562	1,039,709
Intra-Cellular Therapies, Inc.(b)	7,858	485,939
Invitae Corp.(b)(c)	1,395,506	1,981,619
Ionis Pharmaceuticals, Inc.(b)(c)	40,278	1,668,718
Iovance Biotherapeutics, Inc.(b)(c)	73,264	531,897
iRhythm Technologies, Inc.(b)	3,752	394,185
Ironwood Pharmaceuticals, Inc.(b)	80,413	891,780
iTeos Therapeutics, Inc.(b)	26,557	373,391
	Shares	Value
Health Care-(continued)
Karuna Therapeutics, Inc.(b)	2,111	$421,714
Kodiak Sciences, Inc.(b)(c)	53,257	159,238
Krystal Biotech, Inc.(b)	5,888	760,141
Kura Oncology, Inc.(b)(c)	36,495	381,008
Kymera Therapeutics, Inc.(b)(c)	9,140	199,983
Lantheus Holdings, Inc.(b)	15,048	1,301,502
LeMaitre Vascular, Inc.	8,381	529,931
LifeStance Health Group, Inc.(b)(c)	64,916	609,561
Ligand Pharmaceuticals, Inc.(b)(c)	10,245	685,698
LivaNova PLC(b)(c)	36,916	2,157,740
Lyell Immunopharma, Inc.(b)(c)	232,878	673,017
MacroGenics, Inc.(b)(c)	43,610	208,020
Maravai LifeSciences Holdings, Inc., Class A(b)	38,655	437,188
Masimo Corp.(b)(c)	18,697	2,286,643
Medpace Holdings, Inc.(b)	9,264	2,345,367
Merit Medical Systems, Inc.(b)	31,428	2,346,729
Mesa Laboratories, Inc.	2,541	326,925
Mirati Therapeutics, Inc.(b)(c)	21,139	639,878
ModivCare, Inc.(b)	17,468	764,050
Multiplan Corp.(b)(c)	1,266,892	2,723,818
Myriad Genetics, Inc.(b)(c)	77,810	1,739,053
Natera, Inc.(b)	15,861	717,234
National HealthCare Corp.(c)	25,348	1,496,039
National Research Corp.	9,411	403,826
Nektar Therapeutics(b)	296,301	158,758
Neogen Corp.(b)(c)	81,027	1,879,016
NeoGenomics, Inc.(b)	101,260	1,754,836
Neurocrine Biosciences, Inc.(b)	20,300	2,068,367
Nevro Corp.(b)(c)	15,516	387,745
NextGen Healthcare, Inc.(b)(c)	46,847	779,066
Novocure Ltd.(b)(c)	7,720	251,981
Nurix Therapeutics, Inc.(b)(c)	34,486	334,859
NuVasive, Inc.(b)	57,332	2,362,652
Nuvation Bio, Inc.(b)	172,676	319,451
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(e)	4,734	0
Omnicell, Inc.(b)	42,106	2,658,994
OPKO Health, Inc.(b)(c)	1,135,058	2,111,208
Option Care Health, Inc.(b)	101,328	3,422,860
OraSure Technologies, Inc.(b)	98,659	465,670
Orthofix Medical, Inc.(b)	35,503	699,054
Outset Medical, Inc.(b)(c)	14,898	306,601
Pacific Biosciences of California, Inc.(b)(c)	71,611	945,981
Pacira BioSciences, Inc.(b)	28,298	1,028,632
PDL BioPharma, Inc.(b)(e)	527,611	972,156
Pediatrix Medical Group, Inc.(b)	217,933	2,992,220
Pennant Group, Inc. (The)(b)(c)	30,285	347,672
Penumbra, Inc.(b)	4,949	1,501,329
PetIQ, Inc.(b)(c)	77,535	1,297,936
Phibro Animal Health Corp., Class A	40,589	587,729
Phreesia, Inc.(b)(c)	12,571	398,752
Prestige Consumer Healthcare, Inc.(b)	58,348	3,804,873
Privia Health Group, Inc.(b)	14,456	403,612
Progyny, Inc.(b)(c)	11,177	466,752
Prothena Corp. PLC (Ireland)(b)(c)	6,287	432,986
Quanterix Corp.(b)	31,804	790,011
Quantum-Si, Inc.(b)(c)	142,503	554,337
QuidelOrtho Corp.(b)(c)	38,082	3,326,844
R1 RCM, Inc.(b)	40,016	691,476
RadNet, Inc.(b)	68,263	2,258,140

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Recursion Pharmaceuticals, Inc., Class A(b)(c)	47,846	$675,586
REGENXBIO, Inc.(b)(c)	35,473	673,987
Relay Therapeutics, Inc.(b)(c)	33,032	416,203
Repligen Corp.(b)(c)	12,259	2,103,154
REVOLUTION Medicines, Inc.(b)(c)	19,294	506,467
Rocket Pharmaceuticals, Inc.(b)(c)	15,361	277,266
Sage Therapeutics, Inc.(b)(c)	35,939	1,246,365
Sana Biotechnology, Inc.(b)(c)	72,490	424,791
Sangamo Therapeutics, Inc.(b)	111,018	145,989
Sarepta Therapeutics, Inc.(b)	9,207	997,947
Schrodinger, Inc.(b)(c)	18,665	976,366
Seagen, Inc.(b)	17,372	3,331,602
Seer, Inc.(b)(c)	86,844	439,431
Sharecare, Inc.(b)	236,970	329,388
SIGA Technologies, Inc.(c)	58,496	335,767
SNDL, Inc. (Canada)(b)(c)	490,609	819,317
SomaLogic, Inc.(b)(c)	167,558	410,517
Sotera Health Co.(b)(c)	51,789	982,955
STAAR Surgical Co.(b)(c)	5,998	328,510
Supernus Pharmaceuticals, Inc.(b)	43,194	1,325,624
Surgery Partners, Inc.(b)(c)	41,467	1,601,870
Tandem Diabetes Care, Inc.(b)(c)	16,493	575,936
Travere Therapeutics, Inc.(b)(c)	22,637	389,130
Twist Bioscience Corp.(b)(c)	26,012	633,132
UFP Technologies, Inc.(b)	3,400	661,861
Ultragenyx Pharmaceutical, Inc.(b)(c)	19,276	831,181
uniQure N.V. (Netherlands)(b)	29,507	305,988
US Physical Therapy, Inc.(c)	8,877	1,032,129
Vanda Pharmaceuticals, Inc.(b)	102,671	593,438
Varex Imaging Corp.(b)(c)	76,574	1,783,408
Veracyte, Inc.(b)(c)	43,843	1,203,490
Veradigm, Inc.(b)	176,817	2,390,566
Vir Biotechnology, Inc.(b)(c)	32,178	453,066
Xencor, Inc.(b)(c)	21,140	513,491
Xenon Pharmaceuticals, Inc. (Canada)(b)	13,162	485,941
Zimvie, Inc.(b)(c)	146,219	2,006,125
		216,951,726
Industrials-17.62%
3D Systems Corp.(b)(c)	109,793	956,297
AAON, Inc.	12,697	1,336,486
AAR Corp.(b)	42,193	2,523,141
ACCO Brands Corp.	380,991	2,320,235
ACV Auctions, Inc., Class A(b)	45,908	802,931
Advanced Drainage Systems, Inc.	24,620	3,003,394
AeroVironment, Inc.(b)	11,984	1,141,596
AerSale Corp.(b)(c)	17,365	260,649
Air Transport Services Group, Inc.(b)(c)	138,555	2,793,269
Alamo Group, Inc.	8,543	1,655,292
Alaska Air Group, Inc.(b)	57,831	2,812,322
Albany International Corp., Class A	22,787	2,193,932
Allegiant Travel Co.(b)(c)	8,313	1,028,318
Allied Motion Technologies, Inc.(c)	9,346	363,559
Alta Equipment Group, Inc.	26,800	432,820
Ameresco, Inc., Class A(b)(c)	20,077	1,168,682
American Woodmark Corp.(b)	48,944	3,751,068
Apogee Enterprises, Inc.	38,148	1,889,470
ArcBest Corp.	33,734	3,923,939
Archer Aviation, Inc., Class A(b)(c)	137,610	926,115
Arcosa, Inc.	56,002	4,322,234
Argan, Inc.	23,945	910,868
Armstrong World Industries, Inc.	31,596	2,444,267
Array Technologies, Inc.(b)(c)	36,409	693,591
	Shares	Value
Industrials-(continued)
Astec Industries, Inc.	30,551	$1,509,219
Astronics Corp.(b)(c)	44,692	937,638
Axon Enterprise, Inc.(b)	7,227	1,343,716
AZEK Co., Inc. (The)(b)(c)	77,038	2,403,586
AZZ, Inc.	42,020	1,862,747
Babcock & Wilcox Enterprises, Inc.(b)(c)	74,629	408,967
Barnes Group, Inc.(c)	74,043	2,909,890
Barrett Business Services, Inc.(c)	9,565	867,832
Bloom Energy Corp., Class A(b)(c)	21,289	380,222
Blue Bird Corp.(b)(c)	24,208	506,916
BlueLinx Holdings, Inc.(b)(c)	35,762	3,370,211
BrightView Holdings, Inc.(b)	221,948	1,711,219
Cadre Holdings, Inc.(c)	14,204	330,527
Casella Waste Systems, Inc., Class A(b)	20,346	1,641,719
Castor Maritime, Inc. (Cyprus)(b)	224,821	104,542
CBIZ, Inc.(b)	35,904	1,898,963
CECO Environmental Corp.(b)(c)	25,930	312,197
Ceridian HCM Holding, Inc.(b)(c)	37,910	2,684,407
ChargePoint Holdings, Inc.(b)(c)	38,450	332,977
Chart Industries, Inc.(b)(c)	23,336	4,250,886
Cimpress PLC (Ireland)(b)(c)	56,368	3,917,576
CIRCOR International, Inc.(b)	25,692	1,431,044
Civeo Corp.(b)	12,475	243,761
Columbus McKinnon Corp.	39,363	1,666,629
Comfort Systems USA, Inc.(c)	23,293	4,052,283
Commercial Vehicle Group, Inc.(b)	55,374	581,427
Conduent, Inc.(b)(c)	458,183	1,585,313
Construction Partners, Inc., Class A(b)(c)	34,252	1,007,009
Core & Main, Inc., Class A(b)(c)	75,881	2,398,598
Corporacion America Airports S.A. (Argentina)(b)	31,775	448,981
Costamare, Inc. (Monaco)(c)	142,719	1,594,171
Covenant Logistics Group, Inc., Class A	28,467	1,558,853
CRA International, Inc.(c)	4,949	495,345
CSG Systems International, Inc.	32,387	1,670,845
CSW Industrials, Inc.	6,403	1,156,062
Custom Truck One Source, Inc.(b)(c)	56,117	388,330
Danaos Corp. (Greece)	33,679	2,371,675
Daseke, Inc.(b)(c)	128,356	998,610
Deluxe Corp.	127,496	2,421,149
Desktop Metal, Inc., Class A(b)(c)	565,153	1,028,578
Diana Shipping, Inc. (Greece)	86,680	338,052
Douglas Dynamics, Inc.(c)	26,382	819,161
Driven Brands Holdings, Inc.(b)(c)	37,556	971,574
Ducommun, Inc.(b)	20,869	1,046,372
DXP Enterprises, Inc.(b)	29,697	1,127,892
Eagle Bulk Shipping, Inc.(c)	18,914	873,638
Encore Wire Corp.(c)	12,879	2,198,317
Energy Recovery, Inc.(b)	14,421	439,552
Enerpac Tool Group Corp.	32,888	903,762
Eneti, Inc.(c)	36,369	461,159
Ennis, Inc.	47,301	1,018,864
EnPro Industries, Inc.	20,740	2,878,297
Enviri Corp.(b)	292,597	2,759,190
Esab Corp.	65,487	4,498,957
ESCO Technologies, Inc.	17,693	1,779,031
ExlService Holdings, Inc.(b)	11,503	1,621,348
Exponent, Inc.	12,867	1,152,626
Federal Signal Corp.	38,919	2,377,562
First Advantage Corp.(b)(c)	61,497	922,455
Fiverr International Ltd.(b)(c)	9,319	280,875
Forrester Research, Inc.(b)(c)	10,254	326,795

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Forward Air Corp.	19,353	$2,299,911
Franklin Electric Co., Inc.	26,025	2,571,790
FREYR Battery S.A. (Norway)(b)(c)	35,157	296,022
FTAI Aviation Ltd.(c)	147,908	4,764,117
FTAI Infrastructure, Inc.	344,775	1,223,951
FuelCell Energy, Inc.(b)(c)	183,877	402,691
Gates Industrial Corp. PLC(b)(c)	221,410	3,015,604
Genco Shipping & Trading Ltd.(c)	60,816	881,832
Gibraltar Industries, Inc.(b)	39,031	2,524,135
Global Industrial Co.(c)	17,100	487,350
Global Ship Lease, Inc., Class A (United Kingdom)(c)	23,375	501,627
Golden Ocean Group Ltd. (Norway)(c)	295,353	2,315,568
Gorman-Rupp Co. (The)	33,242	1,053,771
GrafTech International Ltd.(c)	625,254	3,301,341
Granite Construction, Inc.(c)	76,285	3,122,345
Great Lakes Dredge & Dock Corp.(b)	222,346	1,867,706
Greenbrier Cos., Inc. (The)	129,180	5,966,824
Griffon Corp.	56,098	2,340,409
H&E Equipment Services, Inc.(c)	49,610	2,410,054
Hawaiian Holdings, Inc.(b)(c)	63,170	732,140
Hayward Holdings, Inc.(b)(c)	83,197	1,111,512
Healthcare Services Group, Inc.	195,182	2,461,245
Heartland Express, Inc.	61,906	1,012,163
Heidrick & Struggles International, Inc.	32,126	876,076
Helios Technologies, Inc.	20,728	1,310,010
Herc Holdings, Inc.(c)	24,170	3,234,671
Heritage-Crystal Clean, Inc.(b)	15,038	692,801
Hillman Solutions Corp.(b)(c)	186,131	1,831,529
HireRight Holdings Corp.(b)	32,038	343,127
HNI Corp.	99,121	2,883,430
Huron Consulting Group, Inc.(b)	18,595	1,758,529
Hydrofarm Holdings Group, Inc.(b)(c)	390,729	457,153
Hyliion Holdings Corp.(b)	120,587	237,556
Hyster-Yale Materials Handling, Inc.	28,463	1,359,393
ICF International, Inc.(c)	18,410	2,164,832
Ideanomics, Inc.(b)	2,772,563	257,571
IES Holdings, Inc.(b)	11,043	632,985
INNOVATE Corp.(b)(c)	194,826	321,463
Insteel Industries, Inc.	30,456	982,206
Interface, Inc.	123,109	1,202,775
Janus International Group, Inc.(b)(c)	32,229	368,055
JetBlue Airways Corp.(b)(c)	323,046	2,510,067
Joby Aviation, Inc.(b)(c)	113,844	1,018,904
John Bean Technologies Corp.	23,018	2,845,255
Kadant, Inc.	6,086	1,356,265
Kaman Corp.	69,814	1,598,042
Kelly Services, Inc., Class A	85,733	1,570,629
Kforce, Inc.(c)	24,039	1,525,034
Korn Ferry	63,008	3,319,261
Kornit Digital Ltd. (Israel)(b)	47,673	1,510,757
Kratos Defense & Security Solutions, Inc.(b)	141,823	2,140,109
Legalzoom.com, Inc.(b)(c)	37,787	577,385
Li-Cycle Holdings Corp. (Canada)(b)(c)	54,578	329,105
Limbach Holdings, Inc.(b)(c)	35,061	926,312
Lindsay Corp.	6,023	798,228
LSI Industries, Inc.	26,091	328,747
Luxfer Holdings PLC (United Kingdom)	38,365	485,701
Lyft, Inc., Class A(b)(c)	258,425	3,284,582
Manitowoc Co., Inc. (The)(b)	103,326	1,872,267
Marten Transport Ltd.	70,210	1,590,959
Masonite International Corp.(b)	41,848	4,375,208
	Shares	Value
Industrials-(continued)
Matrix Service Co.(b)	91,402	$578,575
Matson, Inc.	16,920	1,581,343
Matthews International Corp., Class A	56,996	2,616,116
Mayville Engineering Co., Inc.(b)	18,598	224,850
McGrath RentCorp	21,079	2,031,594
Mercury Systems, Inc.(b)(c)	39,213	1,489,310
Microvast Holdings, Inc.(b)(c)	270,476	776,266
Miller Industries, Inc.	14,028	532,222
Montrose Environmental Group, Inc.(b)	11,231	454,519
Moog, Inc., Class A	33,649	3,547,951
MRC Global, Inc.(b)	275,815	3,113,951
MSA Safety, Inc.	20,418	3,389,388
Mueller Water Products, Inc., Class A	152,679	2,456,605
MYR Group, Inc.(b)	24,719	3,523,941
National Presto Industries, Inc.	10,768	843,242
Nikola Corp.(b)(c)	169,657	452,984
Northwest Pipe Co.(b)	13,864	451,689
NOW, Inc.(b)	196,100	2,233,579
NV5 Global, Inc.(b)(c)	8,832	967,546
PAM Transportation Services, Inc.(b)	10,292	266,151
Pangaea Logistics Solutions Ltd.	78,970	550,421
Park Aerospace Corp.	28,776	418,115
Parsons Corp.(b)(c)	41,613	2,056,514
Paycom Software, Inc.	7,010	2,585,008
Paycor HCM, Inc.(b)(c)	12,521	336,314
Paylocity Holding Corp.(b)	3,955	897,192
PGT Innovations, Inc.(b)	75,425	2,157,909
Pitney Bowes, Inc.(c)	865,538	3,410,220
Planet Labs PBC(b)(c)	82,830	308,128
Powell Industries, Inc.	13,145	798,953
Preformed Line Products Co.	3,830	664,543
Primoris Services Corp.	131,764	4,184,825
Proterra, Inc.(b)(c)	186,485	315,160
Proto Labs, Inc.(b)(c)	47,320	1,568,658
Quad/Graphics, Inc.(b)(c)	86,205	510,334
Quanex Building Products Corp.	47,145	1,326,660
Radiant Logistics, Inc.(b)	56,349	433,887
RBC Bearings, Inc.(b)(c)	14,887	3,365,206
Resources Connection, Inc.	59,565	951,849
REV Group, Inc.(c)	80,469	1,040,464
Rocket Lab USA, Inc.(b)(c)	65,159	480,222
Rollins, Inc.	80,887	3,302,616
Safe Bulkers, Inc. (Greece)	301,042	1,002,470
Saia, Inc.(b)	14,096	5,964,581
Schneider National, Inc., Class B(c)	92,460	2,848,693
Seanergy Maritime Holdings Corp.	77,766	451,820
Shyft Group, Inc. (The)	27,300	393,939
Simpson Manufacturing Co., Inc.	28,359	4,480,722
SiteOne Landscape Supply, Inc.(b)(c)	26,456	4,497,520
Skillsoft Corp.(b)(c)	287,068	378,930
SkyWest, Inc.(b)	74,009	3,255,656
SP Plus Corp.(b)(c)	40,070	1,540,691
Spirit Airlines, Inc.(c)	76,725	1,404,067
SPX Technologies, Inc.(b)	35,438	2,998,409
Standex International Corp.	10,790	1,603,070
Star Bulk Carriers Corp. (Greece)	88,696	1,603,624
Steelcase, Inc., Class A	414,479	3,552,085
Stem, Inc.(b)(c)	76,907	543,732
Sterling Check Corp.(b)(c)	26,162	314,206
Sterling Infrastructure, Inc.(b)	42,906	2,573,931
Sun Country Airlines Holdings, Inc.(b)(c)	16,984	366,175
SunPower Corp.(b)(c)	36,746	362,683

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Tecnoglass, Inc.	10,835	$510,112
Tennant Co.	23,209	1,862,290
Tetra Tech, Inc.	25,430	4,303,010
Textainer Group Holdings Ltd. (China)(c)	108,299	4,451,089
Thermon Group Holdings, Inc.(b)	32,854	907,099
Titan International, Inc.(b)	65,070	812,724
Titan Machinery, Inc.(b)	34,586	1,103,985
Toro Corp. (Cyprus)(b)(c)	22,473	118,433
TPI Composites, Inc.(b)(c)	108,640	645,322
Trex Co., Inc.(b)	43,649	3,017,892
TriNet Group, Inc.(b)(c)	36,478	3,838,580
Triumph Group, Inc.(b)	126,451	1,599,605
TrueBlue, Inc.(b)	68,197	1,019,545
TTEC Holdings, Inc.	22,346	769,596
TuSimple Holdings, Inc., Class A(b)	366,813	858,342
Tutor Perini Corp.(b)(c)	161,353	1,363,433
UniFirst Corp.	14,302	2,321,215
Universal Logistics Holdings, Inc.(c)	14,024	436,006
Upwork, Inc.(b)(c)	38,689	403,526
V2X, Inc.(b)(c)	14,215	731,504
Verra Mobility Corp., Class A(b)(c)	75,504	1,584,829
Vertiv Holdings Co.	237,483	6,176,933
Viad Corp.(b)	26,617	750,866
Vicor Corp.(b)(c)	6,241	575,857
View, Inc.(b)	7,116	74,006
Virgin Galactic Holdings, Inc.(b)(c)	115,271	493,360
VSE Corp.(c)	14,893	800,499
Wabash National Corp.	71,872	1,701,929
Watts Water Technologies, Inc., Class A	14,353	2,677,265
Wheels Up Experience, Inc.(b)(c)	91,636	217,177
Willdan Group, Inc.(b)(c)	22,227	448,541
Xometry, Inc., Class A(b)(c)	10,521	218,416
Yellow Corp.(b)(c)	466,577	821,176
Zurn Elkay Water Solutions Corp.(c)	37,916	1,154,163
		386,876,010
Information Technology-13.19%
8x8, Inc.(b)(c)	84,814	402,018
A10 Networks, Inc.	23,377	362,811
ACI Worldwide, Inc.(b)	125,301	2,905,730
ACM Research, Inc., Class A(b)(c)	51,649	676,602
Adeia, Inc.	61,104	734,470
ADTRAN Holdings, Inc.(c)	48,410	471,029
Advanced Energy Industries, Inc.(c)	19,539	2,445,892
Alarm.com Holdings, Inc.(b)	23,071	1,273,750
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,151	730,333
Alpha & Omega Semiconductor Ltd.(b)	26,570	873,622
Altair Engineering, Inc., Class A(b)(c)	11,828	886,390
Alteryx, Inc., Class A(b)(c)	8,547	354,359
Ambarella, Inc.(b)	7,276	606,964
American Software, Inc., Class A(c)	28,409	327,556
AppFolio, Inc., Class A(b)(c)	2,504	452,197
AppLovin Corp., Class A(b)(c)	183,209	5,752,763
Arlo Technologies, Inc.(b)	92,776	1,053,935
Aspen Technology, Inc.(b)(c)	1,565	279,353
Atlassian Corp., Class A(b)	5,288	962,099
Aurora Innovation, Inc.(b)	427,311	1,401,580
Aviat Networks, Inc.(b)(c)	11,263	344,310
Avid Technology, Inc.(b)(c)	12,657	301,743
Axcelis Technologies, Inc.(b)	10,075	2,019,836
AXT, Inc.(b)	63,731	198,203
Badger Meter, Inc.	9,656	1,589,764
Bel Fuse, Inc., Class B	12,989	696,860
	Shares	Value
Information Technology-(continued)
Belden, Inc.	36,188	$3,497,208
Benchmark Electronics, Inc.	90,971	2,411,641
Bentley Systems, Inc., Class B	48,638	2,620,615
BILL Holdings, Inc.(b)(c)	25,552	3,202,688
Blackbaud, Inc.(b)	28,058	2,116,976
Blackline, Inc.(b)(c)	6,832	396,803
Blend Labs, Inc., Class A(b)(c)	369,254	487,415
Box, Inc., Class A(b)(c)	15,687	490,219
Braze, Inc., Class A(b)	9,760	443,690
C3.ai, Inc., Class A(b)(c)	23,366	981,372
CalAmp Corp.(b)	89,040	82,807
Calix, Inc.(b)(c)	16,304	735,473
CCC Intelligent Solutions Holdings, Inc.(b)(c)	76,748	845,763
Cerence, Inc.(b)(c)	56,177	1,562,282
CEVA, Inc.(b)	10,927	296,777
Cloudflare, Inc., Class A(b)(c)	13,627	937,129
Cognyte Software Ltd. (Israel)(b)	214,709	1,163,723
Cohu, Inc.(b)	38,223	1,668,434
CommVault Systems, Inc.(b)	13,615	1,061,017
Comtech Telecommunications Corp.	59,952	609,112
Confluent, Inc., Class A(b)(c)	16,966	586,006
Consensus Cloud Solutions, Inc.(b)	15,614	506,050
Corsair Gaming, Inc.(b)(c)	45,126	833,928
Crowdstrike Holdings, Inc., Class A(b)	11,537	1,865,071
CTS Corp.(c)	20,859	930,937
CyberArk Software Ltd.(b)	7,408	1,229,802
Daktronics, Inc.(b)	131,923	948,526
Datadog, Inc., Class A(b)	14,697	1,715,434
Digi International, Inc.(b)(c)	20,829	873,360
Digital Turbine, Inc.(b)(c)	67,679	733,640
DigitalOcean Holdings, Inc.(b)(c)	20,109	995,798
Diodes, Inc.(b)	36,027	3,404,191
DocuSign, Inc.(b)	17,471	940,289
Dolby Laboratories, Inc., Class A(c)	38,172	3,382,421
DoubleVerify Holdings, Inc.(b)(c)	13,080	550,668
Dropbox, Inc., Class A(b)(c)	48,513	1,307,425
Dynatrace, Inc.(b)	32,005	1,750,353
E2open Parent Holdings, Inc.(b)(c)	354,811	1,827,277
Eastman Kodak Co.(b)(c)	342,596	1,880,852
Ebix, Inc.(c)	76,511	2,368,781
Elastic N.V.(b)	10,066	668,886
Enphase Energy, Inc.(b)	7,149	1,085,433
Envestnet, Inc.(b)(c)	32,381	2,006,974
ePlus, Inc.(b)	38,661	2,178,547
Everbridge, Inc.(b)(c)	17,105	527,518
Extreme Networks, Inc.(b)	43,901	1,167,328
Fabrinet (Thailand)(b)	24,420	3,019,289
Fair Isaac Corp.(b)	2,543	2,130,958
FARO Technologies, Inc.(b)	20,200	335,118
Fastly, Inc., Class A(b)(c)	64,331	1,181,760
Five9, Inc.(b)(c)	6,495	569,936
FormFactor, Inc.(b)(c)	56,813	2,111,171
Fortinet, Inc.(b)	62,233	4,836,749
Freshworks, Inc., Class A(b)(c)	29,485	550,190
GLOBALFOUNDRIES, Inc.(b)(c)	29,521	1,880,192
Globant S.A.(b)	13,448	2,349,769
Guidewire Software, Inc.(b)(c)	27,977	2,373,009
Hackett Group, Inc. (The)(c)	23,397	543,980
Harmonic, Inc.(b)	38,432	573,405
Hive Digital Technologies Ltd. (Canada)(b)(c)	151,840	822,973
HubSpot, Inc.(b)	3,432	1,992,448
Ichor Holdings Ltd.(b)(c)	42,682	1,652,647

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Infinera Corp.(b)(c)	144,339	$649,526
Information Services Group, Inc.(c)	53,331	274,655
InterDigital, Inc.	29,215	2,707,938
IonQ, Inc.(b)(c)	67,721	1,303,629
IPG Photonics Corp.(b)	29,446	3,870,677
Itron, Inc.(b)	58,491	4,601,487
Jamf Holding Corp.(b)(c)	23,573	512,006
JFrog Ltd. (Israel)(b)	20,133	619,492
Kimball Electronics, Inc.(b)	34,432	1,004,726
Knowles Corp.(b)	145,094	2,650,867
Kulicke & Soffa Industries, Inc. (Singapore)(c)	42,291	2,532,385
Lattice Semiconductor Corp.(b)	11,547	1,050,084
Littelfuse, Inc.(c)	14,890	4,535,494
LivePerson, Inc.(b)	37,556	178,391
LiveRamp Holdings, Inc.(b)(c)	49,726	1,419,180
MACOM Technology Solutions Holdings, Inc.(b)	9,757	682,209
Magnachip Semiconductor Corp. (South Korea)(b)(c)	119,387	1,104,330
Manhattan Associates, Inc.(b)	9,316	1,775,816
Marathon Digital Holdings, Inc.(b)(c)	85,684	1,488,331
Maxeon Solar Technologies Ltd.(b)(c)	32,165	794,154
MaxLinear, Inc.(b)	27,506	678,573
MeridianLink, Inc.(b)(c)	17,225	384,807
Methode Electronics, Inc.	43,017	1,447,092
MicroStrategy, Inc., Class A(b)(c)	3,662	1,603,517
Mirion Technologies, Inc.(b)(c)	123,312	931,006
MongoDB, Inc.(b)	4,691	1,986,169
Monolithic Power Systems, Inc.	6,065	3,393,307
N-able, Inc.(b)(c)	43,244	608,443
nCino, Inc.(b)(c)	24,681	798,430
NETGEAR, Inc.(b)	68,695	937,000
NetScout Systems, Inc.(b)	102,869	2,875,189
New Relic, Inc.(b)(c)	7,707	647,234
nLight, Inc.(b)(c)	32,902	473,789
Novanta, Inc.(b)(c)	8,949	1,583,078
Nutanix, Inc., Class A(b)	32,076	968,695
Olo, Inc., Class A(b)(c)	48,300	379,638
ON24, Inc.(c)	37,431	331,264
OneSpan, Inc.(b)(c)	29,544	405,935
Onto Innovation, Inc.(b)	26,345	3,275,210
OSI Systems, Inc.(b)	20,856	2,486,661
Ouster, Inc.(b)(c)	36,014	222,927
PagerDuty, Inc.(b)(c)	12,054	312,440
Palantir Technologies, Inc., Class A(b)	285,769	5,669,657
Palo Alto Networks, Inc.(b)(c)	17,769	4,441,539
PAR Technology Corp.(b)(c)	17,049	589,725
PC Connection, Inc.	25,824	1,250,140
Pegasystems, Inc.(c)	10,695	564,161
Perficient, Inc.(b)(c)	15,238	972,032
PFSweb, Inc.	48,280	219,191
Photronics, Inc.(b)	103,655	2,741,675
Power Integrations, Inc.	22,240	2,160,394
PowerSchool Holdings, Inc., Class A(b)(c)	18,978	458,698
Procore Technologies, Inc.(b)	10,664	808,864
Progress Software Corp.	25,062	1,505,224
PTC, Inc.(b)	28,940	4,219,741
Pure Storage, Inc., Class A(b)	60,919	2,253,394
Q2 Holdings, Inc.(b)(c)	22,927	813,221
Qualys, Inc.(b)(c)	9,272	1,286,954
Rackspace Technology, Inc.(b)(c)	506,624	1,175,368
Radware Ltd. (Israel)(b)	26,022	488,953
Rambus, Inc.(b)	25,622	1,604,193
	Shares	Value
Information Technology-(continued)
Ribbon Communications, Inc.(b)	93,240	$296,503
RingCentral, Inc., Class A(b)	25,508	1,055,011
Riot Platforms, Inc.(b)(c)	189,461	3,508,818
Rogers Corp.(b)(c)	16,535	2,787,966
ScanSource, Inc.(b)	49,865	1,500,438
Semtech Corp.(b)	57,792	1,687,526
SentinelOne, Inc., Class A(b)(c)	73,162	1,219,611
Silicon Laboratories, Inc.(b)(c)	16,608	2,476,917
SiTime Corp.(b)(c)	4,573	589,963
SMART Global Holdings, Inc.(b)(c)	100,893	2,683,754
SmartRent, Inc.(b)(c)	106,070	422,159
Smartsheet, Inc., Class A(b)	15,742	698,945
SolarEdge Technologies, Inc.(b)	10,007	2,416,290
SolarWinds Corp.(b)	111,953	1,179,985
Splunk, Inc.(b)	17,603	1,906,933
SPS Commerce, Inc.(b)	6,016	1,085,226
Stratasys Ltd.(b)	101,286	1,836,315
Super Micro Computer, Inc.(b)	39,421	13,019,574
Synaptics, Inc.(b)	22,811	2,060,061
Tenable Holdings, Inc.(b)	10,730	522,122
Teradata Corp.(b)	72,738	4,135,155
Thoughtworks Holding, Inc.(b)(c)	50,054	354,883
TTM Technologies, Inc.(b)	271,563	3,899,645
Tucows, Inc., Class A(b)(c)	15,818	488,618
Turtle Beach Corp.(b)(c)	54,063	608,209
UiPath, Inc., Class A(b)(c)	98,178	1,775,058
Ultra Clean Holdings, Inc.(b)(c)	68,532	2,611,069
Unisys Corp.(b)(c)	298,928	1,626,168
Unity Software, Inc.(b)(c)	45,280	2,075,635
Universal Display Corp.(c)	14,114	2,058,950
Upland Software, Inc.(b)	55,045	217,428
Varonis Systems, Inc.(b)(c)	28,029	804,432
Veeco Instruments, Inc.(b)(c)	35,597	1,002,412
Verint Systems, Inc.(b)(c)	48,345	1,806,653
VeriSign, Inc.(b)	16,306	3,439,751
Viavi Solutions, Inc.(b)(c)	205,161	2,230,100
Vishay Precision Group, Inc.(b)	14,147	529,239
Wix.com Ltd. (Israel)(b)	8,330	785,686
Wolfspeed, Inc.(b)(c)	36,360	2,396,124
Xperi, Inc.(b)(c)	125,293	1,643,844
Yext, Inc.(b)	53,704	522,003
Zscaler, Inc.(b)(c)	3,398	544,971
Zuora, Inc., Class A(b)(c)	37,769	443,030
		289,566,487
Materials-4.84%
AdvanSix, Inc.	56,143	2,251,896
Alpha Metallurgical Resources, Inc.(c)	17,396	3,013,335
Alto Ingredients, Inc.(b)(c)	487,804	1,960,972
American Vanguard Corp.	34,120	616,207
Arch Resources, Inc.(c)	15,780	2,026,783
Ardagh Metal Packaging S.A.	232,497	878,839
ATI, Inc.(b)(c)	87,025	4,149,352
Balchem Corp.	13,446	1,811,714
Carpenter Technology Corp.	67,570	4,044,740
Century Aluminum Co.(b)(c)	116,643	1,084,780
Chase Corp.(c)	6,233	784,672
Clearwater Paper Corp.(b)	52,918	1,705,547
Coeur Mining, Inc.(b)(c)	546,753	1,683,999
Compass Minerals International, Inc.	75,105	2,844,226
Danimer Scientific, Inc.(b)(c)	203,339	571,383
Eagle Materials, Inc.	23,708	4,371,044
Ecovyst, Inc.(b)(c)	143,139	1,759,178

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Ferroglobe PLC(b)(c)	163,632	$886,885
FutureFuel Corp.	97,828	950,888
Ginkgo Bioworks Holdings, Inc.(b)(c)	375,057	941,393
Glatfelter Corp.(c)	402,740	1,369,316
Greif, Inc., Class A(c)	54,488	4,030,477
Hawkins, Inc.	20,455	956,271
Haynes International, Inc.	12,994	651,779
Hecla Mining Co.(c)	424,748	2,446,549
Ingevity Corp.(b)	34,518	2,209,842
Innospec, Inc.	22,104	2,368,223
Intrepid Potash, Inc.(b)(c)	24,748	680,570
Kaiser Aluminum Corp.	31,242	2,536,850
Koppers Holdings, Inc.	45,407	1,737,272
Kronos Worldwide, Inc.(c)	67,060	627,011
Livent Corp.(b)(c)	52,877	1,301,832
LSB Industries, Inc.(b)(c)	78,217	873,684
Materion Corp.(c)	15,340	1,827,608
Mativ Holdings, Inc., Class A(c)	102,484	1,613,098
McEwen Mining, Inc. (Canada)(b)(c)	60,838	526,857
Mercer International, Inc. (Germany)(c)	162,254	1,444,061
Minerals Technologies, Inc.	52,067	3,194,311
MP Materials Corp.(b)(c)	23,261	554,775
Myers Industries, Inc.	40,299	790,263
NewMarket Corp.	7,931	3,582,433
Nexa Resources S.A. (Brazil)(c)	75,035	374,425
Olympic Steel, Inc.	26,216	1,462,591
Orion S.A. (Germany)	102,571	2,248,356
Pactiv Evergreen, Inc.	97,800	842,058
Perimeter Solutions S.A.(b)(c)	108,140	601,258
Quaker Chemical Corp.	9,548	1,913,228
Ranpak Holdings Corp.(b)(c)	69,601	446,142
Rayonier Advanced Materials, Inc.(b)(c)	290,550	1,374,302
Ryerson Holding Corp.	48,400	2,056,516
Schnitzer Steel Industries, Inc., Class A(c)	76,736	2,778,611
Sensient Technologies Corp.	41,917	2,684,365
Stepan Co.(c)	28,128	2,695,225
SunCoke Energy, Inc.	202,056	1,794,257
TimkenSteel Corp.(b)(c)	102,818	2,395,659
Tredegar Corp.	59,960	414,923
TriMas Corp.	56,283	1,449,850
Tronox Holdings PLC, Class A(c)	242,374	3,221,151
Worthington Industries, Inc.	52,674	3,930,534
		106,344,366
Real Estate-6.36%
Acadia Realty Trust(c)	199,451	3,133,375
Agree Realty Corp.	50,476	3,269,835
Alexander & Baldwin, Inc.	137,143	2,633,146
Alexander’s, Inc.	3,374	652,430
American Assets Trust, Inc.	85,444	1,922,490
Apartment Investment & Management Co., Class A(c)	127,982	1,066,090
Armada Hoffler Properties, Inc.	80,412	998,717
Ashford Hospitality Trust, Inc.(b)(c)	294,410	1,177,640
Braemar Hotels & Resorts, Inc.(c)	205,447	760,154
Broadstone Net Lease, Inc.	179,778	2,930,381
CareTrust REIT, Inc.(c)	91,975	1,912,160
CBL & Associates Properties, Inc.(c)	54,847	1,194,019
Centerspace	24,712	1,535,357
Chatham Lodging Trust	116,568	1,119,053
City Office REIT, Inc.	150,035	820,691
Community Healthcare Trust, Inc.	18,176	640,522
Compass, Inc., Class A(b)(c)	468,552	1,963,233
	Shares	Value
Real Estate-(continued)
CTO Realty Growth, Inc.(c)	28,642	$501,235
Diversified Healthcare Trust	1,553,901	3,247,653
Douglas Elliman, Inc.	201,264	444,793
Easterly Government Properties, Inc.(c)	156,040	2,303,150
EastGroup Properties, Inc.	20,740	3,674,713
Elme Communities	149,642	2,431,683
Empire State Realty Trust, Inc., Class A(c)	325,950	2,917,253
Equity Commonwealth(c)	112,816	2,210,065
Essential Properties Realty Trust, Inc.	95,740	2,350,417
eXp World Holdings, Inc.(c)	41,256	1,028,925
Farmland Partners, Inc.(c)	43,460	499,355
Forestar Group, Inc.(b)(c)	44,501	1,311,889
Four Corners Property Trust, Inc.	68,662	1,805,811
Franklin Street Properties Corp.	465,321	781,739
Getty Realty Corp.(c)	40,482	1,308,378
Gladstone Commercial Corp.	53,349	709,542
Gladstone Land Corp.(c)	28,758	481,409
Global Medical REIT, Inc.(c)	79,579	787,832
Global Net Lease, Inc.	230,589	2,464,996
Hersha Hospitality Trust, Class A	112,089	701,677
Independence Realty Trust, Inc.(c)	205,818	3,507,139
Industrial Logistics Properties Trust(c)	477,523	2,024,698
Innovative Industrial Properties, Inc.	19,298	1,528,981
InvenTrust Properties Corp.(c)	106,930	2,602,676
Kennedy-Wilson Holdings, Inc.(c)	211,021	3,481,846
LTC Properties, Inc.	47,359	1,589,368
Marcus & Millichap, Inc.(c)	33,929	1,244,516
National Health Investors, Inc.	55,476	3,046,187
National Storage Affiliates Trust	56,326	1,903,256
Necessity Retail REIT, Inc. (The)	340,668	2,418,743
NETSTREIT Corp.(c)	40,247	720,019
Newmark Group, Inc., Class A(c)	261,993	1,812,992
NexPoint Residential Trust, Inc.(c)	21,265	883,773
Offerpad Solutions, Inc.(b)(c)	30,445	360,470
Office Properties Income Trust	212,654	1,637,436
One Liberty Properties, Inc.(c)	26,422	539,801
Opendoor Technologies, Inc.(b)	1,807,117	9,234,368
Orion Office REIT, Inc.	120,585	783,803
Pebblebrook Hotel Trust(c)	254,784	3,936,413
Plymouth Industrial REIT, Inc.(c)	25,732	585,918
RE/MAX Holdings, Inc., Class A	29,958	590,472
Redfin Corp.(b)(c)	118,990	1,782,470
Retail Opportunity Investments Corp.(c)	184,071	2,711,366
RMR Group, Inc. (The), Class A	27,357	645,078
RPT Realty	189,142	2,055,974
Ryman Hospitality Properties, Inc.(c)	37,796	3,601,581
Safehold, Inc.(b)	37,581	929,378
Saul Centers, Inc.	17,434	672,081
Seritage Growth Properties, Class A(b)(c)	57,611	540,967
St. Joe Co. (The)	11,968	759,729
Star Holdings(b)(c)	13,319	207,643
Summit Hotel Properties, Inc.(c)	271,739	1,749,999
Tanger Factory Outlet Centers, Inc.	168,415	3,942,595
Tejon Ranch Co.(b)	17,767	312,877
Terreno Realty Corp.	42,576	2,526,460
UMH Properties, Inc.	50,433	839,709
Universal Health Realty Income Trust	12,231	583,786
Urban Edge Properties(c)	196,332	3,339,607
Urstadt Biddle Properties, Inc.	2,875	64,515
Urstadt Biddle Properties, Inc., Class A(c)	48,332	1,096,170
Veris Residential, Inc.(b)	145,920	2,725,786
WeWork, Inc., Class A(b)(c)	472,821	102,366

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Whitestone REIT	105,404	$1,087,769
Xenia Hotels & Resorts, Inc.(c)	256,363	3,255,810
		139,658,399
Utilities-1.45%
American States Water Co.	22,283	1,970,040
Artesian Resources Corp., Class A(c)	7,165	326,437
Atlantica Sustainable Infrastructure PLC (Spain)(c)	134,742	3,249,977
California Water Service Group	45,028	2,387,385
Chesapeake Utilities Corp.	15,239	1,801,859
Clearway Energy, Inc., Class A(c)	33,119	817,046
Clearway Energy, Inc., Class C	79,834	2,108,416
Genie Energy Ltd., Class B	25,448	341,258
MGE Energy, Inc.(c)	35,518	2,849,964
Middlesex Water Co.	9,255	744,287
Northwest Natural Holding Co.	56,906	2,445,251
Ormat Technologies, Inc.(c)	31,508	2,561,600
Otter Tail Corp.(c)	42,500	3,442,925
ReNew Energy Global PLC, Class A (India)(b)(c)	320,812	1,989,034
SJW Group	24,020	1,692,449
Spruce Power Holding Corp.(b)	262,075	254,213
Sunnova Energy International, Inc.(b)(c)	64,978	1,147,512
Unitil Corp.	24,212	1,259,993
Via Renewables, Inc.(c)	9,013	73,636
York Water Co. (The)	8,247	340,849
		31,804,131
Total Common Stocks & Other Equity Interests (Cost $2,028,269,988)		2,194,101,733

Closed-End Funds-0.04%
BP Prudhoe Bay Royalty Trust(c)	37,195	264,084
	Shares	Value

Mesabi Trust(c)	14,000	$275,240
Sabine Royalty Trust	4,706	319,632
Total Closed-End Funds (Cost $931,304)		858,956
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $1,074,135)	1,074,135	1,074,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,030,275,427)		2,196,034,824
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.56%
Invesco Private Government Fund, 5.24%(f)(g)(h)	163,125,032	163,125,032
Invesco Private Prime Fund, 5.38%(f)(g)(h)	420,047,625	420,047,625
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $583,164,055)		583,172,657
TOTAL INVESTMENTS IN SECURITIES-126.58% (Cost $2,613,439,482)		2,779,207,481
OTHER ASSETS LESS LIABILITIES-(26.58)%		(583,677,825)
NET ASSETS-100.00%		$2,195,529,656

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$666,987	$3,780	$(53,690)	$130,359	$114	$747,550	$25,042
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,412,621	18,073,580	(19,412,066)	-	-	1,074,135	13,764
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$161,246,789	$136,259,381	$(134,381,138)	$-	$-	$163,125,032	$1,961,302*
Invesco Private Prime Fund	402,326,336	305,486,492	(287,770,970)	78,202	(72,435)	420,047,625	5,199,386*
Total	$566,652,733	$459,823,233	$(441,617,864)	$208,561	$(72,321)	$584,994,342	$7,199,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,058,908	$-	$-	$95,058,908
Money Market Funds	129,053	7,780,197	-	7,909,250
Total Investments	$95,187,961	$7,780,197	$-	$102,968,158
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,316,593,945	$-	$0	$6,316,593,945
Money Market Funds	2,062,868	253,523,019	-	255,585,887
Total Investments	$6,318,656,813	$253,523,019	$0	$6,572,179,832
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,193,129,577	$-	$972,156	$2,194,101,733
Closed-End Funds	858,956	-	-	858,956
Money Market Funds	1,074,135	583,172,657	-	584,246,792
Total Investments	$2,195,062,668	$583,172,657	$972,156	$2,779,207,481